UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3097

Smith Barney Managed Municipals Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  February 28
Date of reporting period: August 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                 SMITH BARNEY
                              MANAGED MUNICIPALS
                                   FUND INC.
--------------------------------------------------------------------------------

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  AUGUST 31, 2003

                              [LOGO] Smith Barney
                                  Mutual Funds
                 Your Serious Money. Professionally Managed./R/

 Your Serious Money. Professionally Managed./R/ is a registered service mark of
                         Citigroup Global Markets Inc.

       ----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       ----------------------------------------------------------------

[PHOTO OF Joseph P. Deane]


          JOSEPH P. DEANE
          PORTFOLIO MANAGER

       Classic Series [GRAPHIC]

 Semi-Annual Report . August 31, 2003

 SMITH BARNEY MANAGED MUNICIPALS FUND INC.

      JOSEPH P. DEANE

      Joseph P. Deane has more than 33 years of securities business experience and has managed the Fund since 1988.

      Education: BA in History from Iona College

      FUND OBJECTIVE

      The Fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital*. The Fund invests at least 80% of its assets in municipal securities.

      FUND FACTS

      FUND INCEPTION
      --------------------------------------------------------------------------
      March 4, 1981

      MANAGER INVESTMENT INDUSTRY EXPERIENCE
      --------------------------------------------------------------------------
      33 Years



     * Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  2
Statement of Assets and Liabilities................................... 24
Statement of Operations............................................... 25
Statements of Changes in Net Assets................................... 26
Notes to Financial Statements......................................... 27
Financial Highlights.................................................. 32

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund.

In terms of your Fund's stewardship, it is with great sadness that we bring to your attention the passing of Alfred J. Bianchetti, Director Emeritus, and James J. Crisona, Director Emeritus, of the Fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the Fund's shareholders through their outstanding contributions as long-term members of the Board.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 24, 2003


     1 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (Unaudited) (continued)                 August 31, 2003

   FACE
  AMOUNT    RATING(a)                                         SECURITY                                               VALUE
-------------------------------------------------------------------------------------------------------------------------------
Alabama -- 0.7%
                      Huntsville, AL Solid Waste Disposal Authority & Resource
                        Recovery Revenue, MBIA-Insured:
$ 4,940,000 AAA         5.500% due 10/1/13 (b)                                                                  $     5,270,239
  8,880,000 AAA         5.500% due 10/1/14 (b)                                                                        9,418,128
  4,000,000 Aaa*      Southeast, AL Gas District System Revenue, Series A,
                        AMBAC-Insured, 5.625% due 6/1/25                                                              4,200,960
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     18,889,327
-------------------------------------------------------------------------------------------------------------------------------
Alaska -- 0.4%
  9,850,000 AA+       Valdez, AK Marine Terminal Revenue, (British Petroleum Pipeline
                        Project), Series A, 5.850% due 8/1/25                                                        10,093,295
-------------------------------------------------------------------------------------------------------------------------------
Arizona -- 2.3%
 12,170,000 BBB-      Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project),
                        5.450% due 6/1/09                                                                            12,091,990
                      Maricopa County, AZ IDA, Multi-Family Housing Revenue:
                        Bay Club at Mesa Cove Project, Series A, MBIA-Insured:
  1,500,000 Aaa*         5.700% due 9/1/20                                                                            1,565,355
  2,000,000 Aaa*         5.800% due 9/1/35                                                                            2,076,580
    400,000 A           Laguna Point Apartments Project, 6.500% due 7/1/09                                              415,216
  3,500,000 AAA         Series A, (Pre-Refunded -- Escrowed with U.S. government
                         securities to 10/1/05 Call @ 102), 6.500% due 10/1/25                                        3,932,530
 14,000,000 AAA       Mesa, AZ IDA, Discovery Health Systems Revenue, Series A, MBIA-Insured, 5.625% due 1/1/19      14,963,340
                      Phoenix, AZ Civic Improvement Corp.:
                        Airport Revenue, Jr. Lien, FGIC-Insured:
  2,500,000 AAA          5.250% due 7/1/21 (b)                                                                        2,519,600
  6,650,000 AAA          5.375% due 7/1/29 (b)                                                                        6,698,545
  2,500,000 AAA         Excise Tax Revenue, (Municipal Courthouse Project), Sr. Lien,
                         Series A, 5.250% due 7/1/24                                                                  2,550,050
  2,900,000 AAA         Water System Revenue, Jr. Lien, FGIC-Insured, 5.000% due 7/1/26                               2,901,856
                      Salt River Project, AZ Agricultural Improvement & Power
                        District, Electric System Revenue:
  3,375,000 AA          Series A, 5.000% due 1/1/23                                                                   3,397,275
  6,500,000 AA          Series B, 5.000% due 1/1/31                                                                   6,442,150
    225,000 NR        Scottsdale, AZ IDA Revenue, Westminster Village Inc., First
                        Mortgage, Series A, 8.250% due 6/1/15                                                           236,822
                      University of Arizona COP, Series A, AMBAC-Insured:
  1,525,000 AAA         5.000% due 6/1/19                                                                             1,568,386
    725,000 AAA         5.000% due 6/1/20                                                                               740,914
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     62,100,609
-------------------------------------------------------------------------------------------------------------------------------
Arkansas -- 0.2%
  4,345,000 Aaa*      Little Rock, AR School District GO, Series B, FSA-Insured,
                        5.500% due 2/1/30                                                                             4,445,934
-------------------------------------------------------------------------------------------------------------------------------
California -- 13.7%
  4,180,000 AAA       Brea, CA Redevelopment Agency, Tax Allocation, (Redevelopment
                        Project, Area AB), Series A, AMBAC-Insured, 5.000% due 8/1/23                                 4,182,801
  3,000,000 Ba1*      California Educational Facilities Authority Revenue, (Pooled
                        College & University Projects), Series A, (Partially
                        Pre-Refunded -- Escrowed with U.S. government securities to
                        7/1/08 Call @ 101), 5.625% due 7/1/23                                                         2,529,930
  4,000,000 A+        California Health Facilities Finance Authority Revenue, Sutter
                        Health, Series A, 6.250% due 8/15/35                                                          4,257,040
                      California Infrastructure & Economic Development Bank Revenue:
                        Bay Area Toll Bridges Seismic Retrofit, First Lien, Series A:
 50,000,000 AAA          AMBAC-Insured, 5.000% due 7/1/33                                                            49,084,000
  5,000,000 AAA          FGIC-Insured, 5.000% due 7/1/25                                                              4,966,800


                      See Notes to Financial Statements.

     2 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                                         SECURITY                                               VALUE
-------------------------------------------------------------------------------------------------------------------------------
California -- 13.7% (continued)
                       Los Angeles County Department of Public Social Services Facility, AMBAC-Insured:
$ 2,100,000 AAA          5.750% due 9/1/23                                                                      $     2,233,770
  5,000,000 AAA          5.000% due 9/1/35                                                                            4,898,350
  4,875,000 AAA       California State Department of Veteran Affairs, Home Purchase Revenue, Series A,
                        AMBAC-Insured, 5.300% due 12/1/21                                                             5,047,185
                      California State Department of Water Resources:
                       Power Supply Revenue, Series A:
 10,000,000 A3*          5.125% due 5/1/18                                                                           10,086,500
  5,090,000 A3*          5.125% due 5/1/19                                                                            5,110,818
  3,155,000 A3*          5.250% due 5/1/20                                                                            3,180,934
  5,000,000 A3*          5.375% due 5/1/21                                                                            5,065,400
  5,000,000 A3*          5.375% due 5/1/22                                                                            5,042,750
  3,730,000 AAA        Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24                                       3,753,387
  1,810,000 AAA       California Statewide Communities Development Authority, Health Facility Revenue,
                        (Community Hospital of the Monterey Peninsula), Series B, FSA-Insured,
                        5.250% due 6/1/23                                                                             1,831,883
 16,260,000 AAA       Castaic Lake Water Agency COP, Series A, MBIA-Insured, 5.250% due 8/1/23                       16,602,598
  5,000,000 AAA       Contra Costa County, CA Multi-Family Housing Revenue, (Crescent Park Apartments Project),
                        Series B, GNMA-Collateralized, 7.800% due 6/20/34                                             5,309,600
 15,215,000 AAA       Corona, CA Redevelopment Agency, Tax Allocation, (Redevelopment Project, Area A),
                        Series A, FGIC-Insured, 5.500% due 9/1/24                                                    15,730,332
  3,655,000 AAA       Cucamonga County, CA Water District COP, FGIC-Insured, 5.125% due 9/1/31                        3,656,279
                      Department of Water and Power of the City of Los Angeles, Power System Revenue,
                        Series B, FSA-Insured:
  1,500,000 AAA          5.000% due 7/1/23                                                                            1,500,465
  3,920,000 AAA          5.000% due 7/1/25                                                                            3,889,894
  7,850,000 AAA          5.000% due 7/1/26                                                                            7,773,541
  8,270,000 AAA          5.000% due 7/1/27                                                                            8,176,301
  5,000,000 AAA       Fresno County, CA Financing Authority, Solid Waste Revenue, (American Avenue Landfill
                        Project), MBIA-Insured, 5.750% due 5/15/14                                                    5,377,150
                      Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds,
                        Series 2003A-1:
 50,000,000 BBB          6.750% due 6/1/39 (c)                                                                       41,406,000
  2,750,000 BBB          6.625% due 6/1/40                                                                            2,246,255
  3,000,000 AAA       Inglewood, CA Public Financing Authority Revenue, Series A, AMBAC-Insured,
                        5.250% due 8/1/21                                                                             3,103,800
                      Long Beach, CA Revenue, (Aquarium of the Pacific Project), Series A:
    900,000 AAA        Escrowed to maturity with state and local government securities, 5.750% due 7/1/05               946,179
  1,200,000 AAA        Pre-Refunded -- Escrowed with state and local government securities to 7/1/05
                         Call @ 102, 5.750% due 7/1/06                                                                1,315,032
 10,000,000 AAA       Los Angeles, CA Unified School District GO, Series A, MBIA-Insured, 5.000% due 1/1/28           9,874,500
  9,925,000 AAA       Los Angeles County, CA COP, (Antelope Valley Courthouse), Series A, AMBAC-Insured,
                        5.250% due 11/1/33                                                                           10,030,403
                      Modesto, CA Irrigation District COP, Capital Improvements, Series A, FSA-Insured:
  1,535,000 AAA        5.000% due 7/1/20                                                                              1,558,915
  2,210,000 AAA        5.000% due 7/1/21                                                                              2,229,315
  1,680,000 AAA        5.000% due 7/1/22                                                                              1,686,703
  5,000,000 Aaa*      Monterey County, CA COP, Master Plan Financing, MBIA-Insured, 5.000% due 8/1/26                 4,952,650
 10,785,000 AAA       Novato, CA Unified School District, FGIC-Insured, 5.000% due 8/1/26                            10,682,866

                      See Notes to Financial Statements.

     3 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (Unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                                          SECURITY                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
California -- 13.7% (continued)
                      Orange County, CA Refunding Recovery, Series A, MBIA-Insured:
$ 1,000,000 AAA        COP, 6.000% due 7/1/08                                                                    $     1,146,850
  1,000,000 AAA        Motor Vehicle Fee Withholding, 6.000% due 6/1/09                                                1,153,110
  5,000,000 AAA       Pomona, CA Public Financing Authority Revenue, (Merged Redevelopment Project),
                        Series AD, MBIA-Insured, 5.000% due 2/1/27                                                     4,945,350
                      Rancho Cucamonga, CA Redevelopment Agency, Tax Allocation,
                        (Rancho Redevelopment Project), MBIA-Insured:
  5,000,000 AAA          5.125% due 9/1/30                                                                             5,004,850
  1,000,000 AAA          Housing Set-Aside, 5.250% due 9/1/26                                                          1,014,440
                      The Regents of the University of California, General Revenues, Series A, AMBAC-Insured:
  4,000,000 AAA        5.000% due 5/15/23 (d)                                                                          4,002,760
  3,750,000 AAA        5.000% due 5/15/24 (d)                                                                          3,735,337
  4,000,000 AAA        5.000% due 5/15/25 (d)                                                                          3,973,520
  6,000,000 AAA        5.000% due 5/15/26 (d)                                                                          5,943,300
  5,435,000 AAA        5.000% due 5/15/27 (d)                                                                          5,375,052
  2,025,000 AA-       Sacramento, CA City Financing Authority Revenue, Capital Improvement, 5.600% due 6/1/25          2,094,154
  6,390,000 AAA       Sacramento County, CA Sanitation District, Financing Authority Revenue, AMBAC-Insured,
                        5.000% due 12/1/27                                                                             6,318,688
 10,000,000 AAA       San Diego, CA Unified School District GO, (Election of 1998), Series E, FSA-Insured,
                        5.000% due 7/1/26                                                                              9,905,300
                      San Francisco, CA City & County Airports Commission, International Airports Revenue,
                        Second Series 27B, FGIC-Insured:
  5,345,000 AAA          5.000% due 5/1/22                                                                             5,364,883
 16,675,000 AAA          5.125% due 5/1/26                                                                            16,731,528
                      San Francisco, CA City & County COP, San Bruno Jail No. 3, AMBAC-Insured:
  3,000,000 AAA        5.250% due 10/1/20                                                                              3,131,250
  5,000,000 AAA        5.250% due 10/1/26                                                                              5,067,550
  5,000,000 AAA       San Jose, CA Redevelopment Agency, Tax Allocation, (Merged Area Redevelopment Project),
                        MBIA-Insured, 5.000% due 8/1/24                                                                4,980,500
                      San Jose, CA Unified School District GO, Santa Clara County, Series D, FSA-Insured:
  4,580,000 Aaa*       5.000% due 8/1/21                                                                               4,603,541
  3,000,000 Aaa*       5.125% due 8/1/25                                                                               3,014,370
  5,500,000 AAA       Santa Clara County, CA Financing Authority, Lease Revenue, (VMC Facility Replacement
                        Project), Series A, AMBAC-Insured, (Pre-Refunded -- Escrowed with U.S. government
                        securities to 11/15/04 Call @ 102), 6.750% due 11/15/20+                                       5,977,015
  1,515,000 AAA       Victorville, CA Multi-Family Revenue, Wimbledon Apartments, Series A, GNMA-Collateralized,
                        6.150% due 4/20/16                                                                             1,590,038
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     374,393,712
--------------------------------------------------------------------------------------------------------------------------------
Colorado -- 4.0%
                      Arapahoe County, CO Capital Improvement Trust Fund, Highway Revenue, Series E,
                        Remarketed 8/31/95:
  7,000,000 AAA          Pre-Refunded -- Escrowed with U.S. government securities to 8/31/05 Call @ 20.863,
                           zero coupon due 8/31/26                                                                     1,415,050
 18,000,000 AAA          Pre-Refunded -- Escrowed with U.S. government securities to 8/31/05 Call @ 103,
                           7.000% due 8/31/26+                                                                        20,502,180
  1,000,000 A         Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15                                                  1,044,260

                      See Notes to Financial Statements.


     4 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                                        SECURITY                                              VALUE
-----------------------------------------------------------------------------------------------------------------------------
Colorado -- 4.0% (continued)
                      Colorado Educational & Cultural Facilities Authority Revenue Refunding and Improvement,
                        (University of Denver Project), AMBAC-Insured:
$ 2,815,000 AAA          5.250% due 3/1/18                                                                    $     2,948,009
  5,810,000 AAA          5.300% due 3/1/19                                                                          6,061,515
  3,245,000 AAA          5.500% due 3/1/21                                                                          3,403,161
 12,500,000 A         Colorado Health Facilities Authority Revenue, Series B, Remarketed 7/8/98,
                        5.350% due 8/1/15 (c)                                                                      12,825,750
 25,000,000 A         Denver, CO City & County Airport Revenue, Series A, 14.000% due 11/15/08 (b)(c)              36,299,500
                      Denver, CO City & County COP, Series B, AMBAC-Insured, (Pre-Refunded -- Escrowed with
                        U.S. government securities to 12/1/10 Call @ 101):
  6,655,000 AAA          5.750% due 12/1/17                                                                         7,703,162
  7,420,000 AAA          5.500% due 12/1/21                                                                         8,470,524
  4,000,000 AAA          5.500% due 12/1/25                                                                         4,566,320
    400,000 NR        Edgewater, CO Redevelopment Authority Tax Increment Revenue, (Pre-Refunded -- Escrowed
                        with U.S. government securities to 12/1/03 Call @ 101), 6.750% due 12/1/08 (e)                409,520
  2,000,000 AAA       Golden, CO Sales & Use Tax Revenue, Series B, AMBAC-Insured, 5.100% due 12/1/20               2,047,140
  1,000,000 AAA       Highlands Ranch, CO Metropolitan District No. 2, FSA-Insured, 6.500% due 6/15/10              1,183,600
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  108,879,691
-----------------------------------------------------------------------------------------------------------------------------
Connecticut -- 2.2%
 15,000,000 AAA       Connecticut State Health & Educational Facilities Authority Revenue, Yale University,
                        Series W, 5.125% due 7/1/27                                                                15,153,000
                      Mashantucket Western Pequot Tribe, CT Special Revenue:
                       Series A:
  4,000,000 Baa3*        5.500% due 9/1/28 (f)                                                                      3,837,560
    495,000 AAA          Escrowed to maturity with U.S. government securities, 6.500% due 9/1/05 (f)                  544,515
                       Series B:
  1,000,000 Baa3*        5.550% due 9/1/08 (f)                                                                      1,082,190
  2,000,000 Baa3*        5.700% due 9/1/12 (f)                                                                      2,088,100
  6,500,000 Baa3*        5.750% due 9/1/18 (f)                                                                      6,612,060
                      South Central, CT Regional Water Authority, Water System Revenue, 16th Series,
                        AMBAC-Insured:
  2,715,000 AAA          5.375% due 8/1/25                                                                          2,803,102
  7,920,000 AAA          5.375% due 8/1/30                                                                          8,205,912
                      University of Connecticut GO, Series A:
  3,905,000 AA         5.000% due 4/1/20                                                                            4,000,594
  4,500,000 AA         5.000% due 4/1/21                                                                            4,568,805
                      Waterbury, CT GO, Series A, FSA-Insured:
  3,435,000 AAA        5.000% due 4/1/18                                                                            3,560,893
  1,925,000 AAA        5.000% due 4/1/19                                                                            1,978,977
  2,500,000 AAA        5.000% due 4/1/20                                                                            2,552,350
  2,000,000 AAA        5.000% due 4/1/21                                                                            2,033,400
  1,225,000 AAA        5.125% due 4/1/22                                                                            1,250,076
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   60,271,534
-----------------------------------------------------------------------------------------------------------------------------
Delaware -- 0.0%
    250,000 Aaa*      Delaware State EDA Revenue, Osteopathic Hospital Association, Series A,
                        (Escrowed to maturity with U.S. government securities), 6.750% due 1/1/13                     300,970
-----------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     5 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                SECURITY                         VALUE
--------------------------------------------------------------------------------
District of Columbia -- 0.7%
$ 1,125,000 AAA       District of Columbia GO, Series A,
                        MBIA-Insured, 5.000% due 6/1/15          $     1,170,383
                      District of Columbia Revenue:
  3,000,000 AAA         American Association for the
                         Advancement of Science Revenue,
                         AMBAC-Insured, 5.250% due 1/1/16              3,125,820
                        Georgetown University, MBIA-Insured,
                         Converted 5/1/98:
  3,900,000 AAA          Series D, 5.350% due 4/1/16                   4,089,150
                         Series E:
  3,700,000 AAA            5.350% due 4/1/17                           3,873,419
  5,300,000 AAA            5.350% due 4/1/18                           5,519,791
--------------------------------------------------------------------------------
                                                                      17,778,563
--------------------------------------------------------------------------------
Florida -- 5.1%
                      Boynton Beach, FL Multi-Family Housing
                        Revenue, Clipper Cove
                        Apartments, (Pre-Refunded -- Escrowed
                        with state and local government
                        securities to 1/1/06 Call @ 102):
    750,000 AAA          6.350% due 7/1/16                               841,358
  1,325,000 AAA          6.400% due 7/1/21                             1,487,896
                      Broward County, FL GO:
  1,500,000 AA+         12.500% due 1/1/04                             1,555,620
  1,750,000 AA+         12.500% due 1/1/05                             2,005,553
  2,000,000 AA+         12.500% due 1/1/06                             2,474,100
  6,435,000 A3*       Capital Trust Agency, FL Multi-Family
                        Housing Revenue, (River Bend
                        Apartments Project), Series A, 5.625%
                        due 10/1/34                                    6,126,892
  2,000,000 AAA       Clay County, FL School Board COP,
                        (Master Lease Program),
                        MBIA-Insured, 5.750% due 7/1/22                2,171,180
                      Florida State Board of Education GO,
                        Public Education, Capital Outlay:
                        Series A:
  4,010,000 AA+          5.125% due 6/1/21                             4,103,553
 15,965,000 AA+          5.250% due 6/1/24                            16,258,437
 10,000,000 AA+         Series D, 5.000% due 6/1/33                    9,877,200
  5,000,000 AAA       Jacksonville, FL Excise Taxes Revenue,
                        Series B, FGIC-Insured, 5.125% due
                        10/1/32                                        5,016,000
  5,100,000 AAA       Lakeland, FL Electric & Water Revenue,
                        Series A, MBIA-Insured, 5.000% due
                        10/1/18                                        5,267,382
  4,095,000 AAA       Lee County, FL Transportation
                        Facilities, Series A, AMBAC-Insured,
                        5.500% due 10/1/17                             4,430,012
                      Martin County, FL IDA, IDR, (Indiantown
                        Cogeneration Project):
 13,500,000 BBB-        Series A, 7.875% due 12/15/25 (b)             13,969,530
  6,010,000 BBB-        Series B, 8.050% due 12/15/25 (b)              6,231,769
    945,000 A2*       Martin County, FL Special Assessment
                        Revenue, Tropical Farms Water, 6.100%
                        due 11/1/15                                      989,576
                      Orange County, FL School Board COP:
 25,250,000 Aaa*        AMBAC-Insured, 5.500% due 8/1/25 (c)          25,963,817
 18,500,000 Aaa*        Series A, MBIA-Insured, 5.250% due
                         8/1/23 (c)                                   18,907,370
  4,500,000 AAA       Orange County, FL Tourist Development
                        Tax Revenue, AMBAC-Insured, 5.125%
                        due 10/1/25                                    4,523,085
  2,740,000 Aa1*      Orlando, FL Utilities Commission, Water
                        & Electric Revenue, 5.000% due 10/1/23         2,753,782
  2,070,000 AAA       Palm Beach County, FL Public
                        Improvement Revenue, (Convention
                        Center Project), FGIC-Insured, 5.125%
                        due 11/1/20                                    2,140,256
  2,000,000 AAA       St. Lucie West Services District, FL
                        Special Assessment Revenue, Port St.
                        Lucie, Sr. Lien, Water Management
                        Benefit, Series A, MBIA-Insured,
                        5.250% due 5/1/25                              2,040,280
  1,100,000 AAA       Village Center Community Development
                        District, FL Recreational Revenue,
                        Series A, MBIA-Insured, 5.200% due
                        11/1/25                                        1,109,493
--------------------------------------------------------------------------------
                                                                     140,244,141
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     6 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------------------
Georgia -- 0.6%
$ 2,000,000 AAA       Augusta, GA Water & Sewer Revenue, FSA-Insured, 5.250% due 10/1/26                          $     2,026,180
                      Georgia Private Colleges & Universities Authority Revenue, (Mercer University Project):
  9,785,000 Baa1*      5.750% due 10/1/31                                                                               9,799,286
  2,000,000 Baa1*      Series A, 5.250% due 10/1/20                                                                     1,960,180
  3,500,000 BBB-      Savannah, GA EDA Revenue, (College of Art & Design Inc. Project), 6.900% due 10/1/29              3,742,165
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       17,527,811
---------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 1.0%
  2,500,000 AAA       Hawaii State Airports System Revenue, Series A, FGIC-Insured, 5.750% due 7/1/21                   2,653,225
                      Hawaii State Department of Budget & Finance, Special Purpose Revenue,
                        Kasier Permanente, Series A:
 15,545,000 A            5.100% due 3/1/14                                                                             15,825,743
  4,000,000 A            5.150% due 3/1/15                                                                              4,024,680
  3,850,000 AAA       Honolulu, HI City & County GO, Series A, FSA-Insured, 5.250% due 9/1/24                           3,907,673
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       26,411,321
---------------------------------------------------------------------------------------------------------------------------------
Illinois -- 3.1%
    500,000 Aaa*      Chicago, IL Metropolitan Water Reclamation District, Greater Chicago, Capital Improvement
                        Bonds, (Escrowed to maturity with state and local government securities),
                        7.000% due 1/1/11                                                                                 594,400
 50,185,000 AAA       Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due 1/1/31                         51,631,834
  3,585,000 AAA       Chicago, IL Wastewater Transmission Revenue, Second Lien, MBIA-Insured,
                        5.750% due 1/1/25                                                                               3,802,072
    500,000 AAA       Cook County, IL Community College District No. 508 Chicago COP, FGIC-Insured,
                        8.750% due 1/1/07                                                                                 597,840
    250,000 NR        Crestwood, IL Tax Increment Revenue, (Pre-Refunded with cash to 12/1/03 Call @ 101),
                        7.250% due 12/1/08                                                                                256,218
  7,000,000 AAA       Illinois Health Facilities Authority Revenue, Ingalls Health System Project, MBIA-Insured,
                        6.250% due 5/15/24+                                                                             7,335,720
                      Illinois State GO, First Series:
  4,000,000 AAA        FGIC-Insured, 5.125% due 2/1/22                                                                  4,041,160
 10,000,000 AAA        MBIA-Insured, 5.625% due 6/1/25                                                                 10,370,500
  2,750,000 AAA       Illinois State Partnership COP, Department of Central Management Services,
                       MBIA-Insured, 5.650% due 7/1/17                                                                  2,968,295
  3,430,000 AAA       University of Illinois Revenue Bonds, Auxiliary Facilities Systems, Series A, MBIA-Insured,
                        (Pre-Refunded -- Escrowed with state and local government securities to 4/1/10
                        Call @ 101), 5.750% due 4/1/19                                                                  3,939,664
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       85,537,703
---------------------------------------------------------------------------------------------------------------------------------
Indiana -- 2.1%
     84,000 NR        Carmel, IN Retirement Rental Housing Revenue Refunding, (Beverly Enterprises-Indiana, Inc.
                        Project), 8.750% due 12/1/08                                                                       86,979
 36,625,000 BBB+      Indiana Development Finance Authority, Variable Rate Environmental Improvement Revenue
                        Bonds, (USX Corp. Project), 5.250% due 12/1/22 (c)                                             38,360,659
  2,500,000 Baa2*     Petersburg, IN PCR Refunding, (Indianapolis Power & Light Co. Project),
                        6.625% due 12/1/24                                                                              2,547,600
 15,000,000 AAA       Rockport, IN PCR Refunding, (Indiana Michigan Power Co. Project), Series A,
                        AMBAC-Insured, 6.550% due 6/1/25                                                               16,361,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       57,356,938
---------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     7 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                                          SECURITY                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
Kansas -- 0.3%
$ 2,725,000 AAA       Johnson County, KS Unified School District No. 231 Refunding & Improvement, Series A,
                        FSA-Insured, 5.000% due 10/1/18                                                          $     2,797,458
  2,575,000 Aaa*      Kansas State Development Finance Authority Revenue, Public Water Supply Revolving Loan,
                        Series 2, AMBAC-Insured, 5.625% due 4/1/23                                                     2,721,620
  2,000,000 Aaa*      Wyandotte County, KS School District No. 204 GO, Refunding & Improvement,
                        (Bonner Springs), Series A, FSA-Insured, 5.600% due 9/1/20                                     2,133,180
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       7,652,258
--------------------------------------------------------------------------------------------------------------------------------
Kentucky -- 0.2%
                      Kentucky Infrastructure Authority, Series A:
  1,200,000 Aa3*       5.000% due 6/1/19                                                                               1,222,272
  1,250,000 Aa3*       5.000% due 6/1/20                                                                               1,265,113
  1,835,000 AAA       Kentucky State Property & Buildings Commission Revenues, (Project No. 66), Series A,
                        MBIA-Insured, 5.700% due 5/1/17                                                                1,981,158
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       4,468,543
--------------------------------------------------------------------------------------------------------------------------------
Louisiana -- 0.1%
  1,000,000 AAA       Board of Commissioners of The Port of New Orleans, Port Facility Revenue Bonds,
                        FGIC-Insured, 4.900% due 4/1/22 (b)                                                              996,340
  1,500,000 A-        St. Charles Parish, LA PCR Refunding, (Union Carbide Corp. Project), 5.100% due 1/1/12           1,473,975
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2,470,315
--------------------------------------------------------------------------------------------------------------------------------
Maine -- 0.1%
  3,385,000 AAA       University of Maine System Revenue, Series A, AMBAC-Insured, 5.500% due 3/1/30                   3,453,817
--------------------------------------------------------------------------------------------------------------------------------
Maryland -- 1.1%
  1,300,000 A3*       Anne Arundel County, MD Economic Development Revenue, (Community College Project),
                        5.250% due 9/1/28                                                                              1,287,494
  2,000,000 AAA       Baltimore County, MD Mortgage Revenue Refunding, (Northbrooke Apartments Project),
                        Series A, GNMA-Collateralized, 6.350% due 1/20/21+                                             2,072,200
  3,720,000 AAA       Baltimore, MD Project Revenue, (Water Projects), Series A, FGIC-Insured, 5.000% due 7/1/24       3,748,495
  1,375,000 AAA       Charles County, MD County Commissioners Mortgage Revenue Refunding, (Holly Station IV
                        Project), Series A, FHA-Insured, 6.450% due 5/1/26                                             1,416,704
  2,000,000 A3*       Maryland State Health & Higher Education Facilities Authority Revenue, Frederick Memorial
                        Hospital, 5.000% due 7/1/27                                                                    1,937,600
  2,710,000 AAA       Maryland State Transportation Authority, Parking Revenue, (Baltimore/Washington
                        International Airport Projects), Series A, AMBAC-Insured, 5.000% due 3/1/22                    2,732,005
                      Montgomery County, MD Housing Opportunities Commission Revenue, Series A:
  2,725,000 A2*        5.550% due 11/1/22                                                                              2,803,998
 12,980,000 A2*        5.650% due 11/1/33                                                                             13,282,174
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      29,280,670
--------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 4.9%
  6,000,000 Baa3*     City of Boston, MA Industrial Development Financing Authority, Sr. Revenue Bonds,
                        (Crosstown Center Project), 6.500% due 9/1/35 (b)                                              5,920,440
  2,200,000 AAA       Holyoke, MA GO, Municipal Purpose Loan of 1996 Bonds, Series A, FSA-Insured,
                        5.500% due 6/15/16                                                                             2,363,988
  4,000,000 AAA       Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A,
                        5.500% due 7/1/30                                                                              4,118,800
  2,200,000 A1*       Massachusetts State Development Finance Agency Lease Revenue, (Visual & Performing Arts
                        Project), 6.000% due 8/1/21                                                                    2,511,806
  1,000,000 Aaa*      Massachusetts State Development Finance Agency Revenue, Merrimack College Issue,
                        MBIA-Insured, 5.000% due 7/1/22                                                                1,012,750


                      See Notes to Financial Statements.



     8 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 4.9% (continued)
$62,000,000 Aa2*      Massachusetts State GO, Consolidated Loan of 2002, Series C, 5.250% due 11/1/30 (c)         $    62,895,900
                      Massachusetts State Health and Educational Facilities Authority Revenue:
 15,000,000 AAA        Harvard University, Series FF, 5.000% due 7/15/22                                               15,300,450
  2,000,000 A-         Hebrew Rehabilitation Center for the Aged, Series C, 5.250% due 7/1/17                           2,027,320
  5,000,000 AAA        New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22                  5,045,300
  3,000,000 AA-        Partners Healthcare Systems, Series B, 5.250% due 7/1/13                                         3,181,440
                       University of Massachusetts:
  5,030,000 AAA          Lowell Campus, Series B, FGIC-Insured, 5.250% due 10/1/31                                      5,069,284
  9,000,000 AAA          Series C, MBIA-Insured, 5.250% due 10/1/31                                                     9,077,220
                         Worcester Campus, Series B, FGIC-Insured:
  1,870,000 AAA            5.125% due 10/1/20                                                                           1,940,630
  1,350,000 AAA            5.125% due 10/1/21                                                                           1,387,220
  1,565,000 AAA            5.125% due 10/1/22                                                                           1,601,809
  1,170,000 AAA            5.125% due 10/1/23                                                                           1,190,463
  5,000,000 AAA            5.250% due 10/1/31                                                                           5,039,050
    120,000 AA        Massachusetts State HFA, Housing Revenue, Single Family, Series 31, 6.450% due 12/1/16              123,456
  5,000,000 AAA       Massachusetts State, Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured,
                        5.000% due 6/1/21                                                                               5,098,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      134,906,276
---------------------------------------------------------------------------------------------------------------------------------
Michigan -- 6.4%
  4,000,000 AAA       Byron Center, MI Public Schools GO, Q-SBLF-Insured, 5.000% due 5/1/22                             4,010,360
  2,795,000 AAA       Clarkston, MI Community Schools GO, MBIA/Q-SBLF-Insured, 5.250% due 5/1/23                        2,840,307
  2,000,000 AAA       Detroit, MI Downtown Development Authority, Tax Increment Revenue, (Development Area
                        No. 1 Projects), Series C, (Pre-Refunded -- Escrowed with state and local government
                        securities to 7/1/06 Call @ 102), 6.250% due 7/1/25                                             2,280,840
  3,000,000 AAA       Detroit, MI Water Supply System, Series A, FGIC-Insured, (Pre-Refunded -- Escrowed with
                        state and local government securities to 1/1/10 Call @ 101), 5.750% due 7/1/26                  3,431,490
  3,825,000 AAA       Dundee, MI Community School District, School Building & Site, Q-SBLF-Insured,
                        5.500% due 5/1/30                                                                               3,884,287
                      East Lansing, MI School District, School Building & Site, Q-SBLF-Insured:
  1,000,000 AAA        5.400% due 5/1/18                                                                                1,055,930
  2,800,000 AAA        5.450% due 5/1/19                                                                                2,954,700
  1,900,000 AAA        5.500% due 5/1/21                                                                                1,979,306
  4,000,000 AAA        5.625% due 5/1/30                                                                                4,153,560
  4,075,000 AAA       Galesburg-Augusta, MI Community Schools GO, FGIC/Q-SBLF-Insured, 5.375% due 5/1/27                4,183,558
                      Grand Rapids, MI Water Supply, FGIC-Insured:
  1,000,000 AAA        5.250% due 1/1/17                                                                                1,051,390
  3,500,000 AAA        5.250% due 1/1/18                                                                                3,670,940
  1,000,000 AAA       Grand Valley, MI State University Revenue, MBIA-Insured, 5.250% due 10/1/17                       1,054,280
  1,990,000 AAA       Haslett, MI Public School District, (Building & Site), Q-SBLF-Insured, 5.000% due 5/1/22          2,001,781
  5,530,000 AAA       Michigan State COP, AMBAC-Insured, 5.500% due 6/1/27                                              5,673,393
                      Michigan State Hospital Finance Authority Revenue:
                       OSF Healthcare Systems:
  5,355,000 A            6.125% due 11/15/19                                                                            5,560,793
  2,500,000 A            6.250% due 11/15/24                                                                            2,600,275
 30,000,000 AA-        Trinity Health Credit Group, Series C, 5.375% due 12/1/30 (c)                                   29,933,400


                      See Notes to Financial Statements.



     9 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                                          SECURITY                                                VALUE
---------------------------------------------------------------------------------------------------------------------------------
Michigan -- 6.4% (continued)
                      Michigan State Strategic Fund, Resource Recovery Limited Obligation Revenue,
                        Central Wayne Energy:
                         Series A:
$ 8,000,000 NR             6.900% due 7/1/19 (b)(g)                                                               $       400,000
  9,000,000 NR             7.000% due 7/1/27 (b)(g)                                                                       450,000
 12,000,000 NR           Series B, 6.800% due 7/1/13 (b)(g)                                                               600,000
 55,000,000 BB-       Midland County, MI Economic Development Corp., Sub. Limited Obligation, Series A,
                        6.875% due 7/23/09 (b)(c)                                                                      55,376,750
                      Midland, MI GO, AMBAC-Insured:
  1,000,000 AAA        5.150% due 5/1/18                                                                                1,036,400
  1,030,000 AAA        5.200% due 5/1/19                                                                                1,068,028
  1,340,000 AAA        5.250% due 5/1/21                                                                                1,380,857
  1,500,000 AAA       Montague, MI Public School District, (Building & Site), Q-SBLF-Insured, 5.000% due 5/1/22         1,503,885
  3,555,000 AAA       Newaygo, MI Public Schools GO, Q-SBLF-Insured, 5.625% due 5/1/26                                  3,701,715
                      Saline, MI Area Schools GO, Series A, Q-SBLF-Insured, (Pre-Refunded -- Escrowed with state and local government securities to 5/1/10 Call @ 100):
  3,145,000 AAA          5.750% due 5/1/18                                                                              3,591,967
  5,150,000 AAA          5.375% due 5/1/19                                                                              5,767,536
  4,305,000 AAA          5.375% due 5/1/21                                                                              4,821,213
  5,150,000 AAA          5.375% due 5/1/22                                                                              5,767,536
                      Stockbridge, MI Community Schools GO, Q-SBLF-Insured:
    800,000 AAA        5.400% due 5/1/16                                                                                  849,480
    825,000 AAA        5.450% due 5/1/17                                                                                  875,457
    600,000 AAA        5.500% due 5/1/21                                                                                  625,044
  1,325,000 AAA        5.625% due 5/1/26                                                                                1,379,683
  2,250,000 AAA       West Bloomfield, MI School District, School Building & Site, MBIA-Insured,
                        5.125% due 5/1/21                                                                               2,302,043
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      173,818,184
---------------------------------------------------------------------------------------------------------------------------------
Minnesota -- 3.0%
  2,750,000 A3*       City of Minneapolis, MN Health Care System Revenue, (Allina Health System), Series A,
                        6.000% due 11/15/18                                                                             2,904,853
  2,500,000 AAA       Dakota County, MN Community Development Agency, Multi-Family Housing Revenue,
                        Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26                                    2,559,100
                      Eden Prairie, MN Multi-Family Housing Revenue, (Rolling Hills Project), Series A,
                        GNMA-Collateralized:
  1,000,000 A1*          6.150% due 8/20/31                                                                             1,076,670
  1,000,000 A1*          6.200% due 2/20/43                                                                             1,073,000
                      Elk River, MN GO, Independent School District No. 728, Series A, MBIA-Insured:
  9,500,000 Aaa*       5.375% due 2/1/20                                                                                9,987,825
  4,250,000 Aaa*       5.500% due 2/1/21                                                                                4,482,177
                      Hennepin County, MN Lease Revenue COP:
  2,955,000 AA+        5.000% due 11/15/14                                                                              3,085,197
  3,105,000 AA+        5.000% due 11/15/15                                                                              3,225,598
    150,000 NR        Minneapolis, MN Health Care Facilities Revenue, (Ebenezer Society Project), Series A,
                        7.000% due 7/1/12                                                                                 150,158
                      Minneapolis & St. Paul, MN Metropolitan Airports Commission, Airport Revenue, FGIC-Insured:
                       Series A:
 15,720,000 AAA          5.125% due 1/1/25                                                                             15,828,625
  2,500,000 AAA          5.250% due 1/1/25                                                                              2,536,225


                      See Notes to Financial Statements.



    10 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (Unaudited) (continued)                 August 31, 2003

   FACE
  AMOUNT    RATING(a)                             SECURITY                                   VALUE
-------------------------------------------------------------------------------------------------------
Minnesota -- 3.0% (continued)
                        Sub-Series C:
$ 8,000,000 AAA          5.250% due 1/1/26                                              $     8,111,040
  7,750,000 AAA          5.250% due 1/1/32 (c)                                                7,819,750
                      Minnesota State GO:
  7,400,000 AAA         5.250% due 8/1/18                                                     7,759,122
  6,375,000 AAA         5.250% due 8/1/19                                                     6,653,970
    500,000 A3*       Minnesota State, Higher Education Facility Authority Revenue,
                        St. John's University, Series 4-L, 5.350% due 10/1/17                   515,270
                      Rochester, MN Electric Utility Revenue:
  1,210,000 Aa3*        5.100% due 12/1/17                                                    1,262,720
  1,270,000 Aa3*        5.125% due 12/1/18                                                    1,319,301
  1,335,000 Aa3*        5.200% due 12/1/19                                                    1,384,595
  1,405,000 Aa3*        5.250% due 12/1/20                                                    1,457,097
------------------------------------------------------------------------------------------------------
                                                                                             83,192,293
------------------------------------------------------------------------------------------------------
Mississippi -- 0.4%
 10,000,000 AAA       Mississippi Development Bank Special Obligation, (Capital
                        Projects & Equipment Program), Series A, AMBAC-Insured, 5.625%
                        due 7/1/31                                                           10,697,400
    370,000 NR        Ridgeland, MS Urban Renewal Revenue Refunding, (The Orchard
                        Limited Project), Series A, 7.750% due 12/1/15                          379,583
------------------------------------------------------------------------------------------------------
                                                                                             11,076,983
------------------------------------------------------------------------------------------------------
Missouri -- 1.2%
  1,750,000 AAA       Mehlville, MO School District No. R-9 COP, (Missouri Capital
                        Improvement Projects), FSA-Insured, 5.000% due 9/1/19                 1,801,065
  2,000,000 Aaa*      Missouri State Environmental Improvement & Energy Resources
                        Authority, Water Pollution Control and Drinking Water Revenue,
                        (State Revolving Funds Programs -- Master Trust), Series B,
                        5.000% due 7/1/23                                                     2,019,160
    500,000 BBB+      Missouri State Health & Educational Facilities Authority, Health
                        Facilities Revenue, Lake of the Ozarks General Hospital,
                        6.000% due 2/15/06                                                      534,275
  1,000,000 Aaa*      Poplar Bluff, MO Public Building Corp., Leasehold Revenue,
                        MBIA-Insured, 5.250% due 9/1/22                                       1,039,210
  1,615,000 AAA       St. Charles County, MO IDA, Industrial Revenue Refunding,
                        Westchester Village Apartments, Series A, FNMA-Collateralized,
                        6.050% due 2/1/17                                                     1,682,362
                      St. Louis, MO Airport Revenue, Airport Development Program,
                        Series A, MBIA-Insured:
  6,420,000 AAA         5.125% due 7/1/22                                                     6,508,339
 20,000,000 AAA         5.250% due 7/1/31                                                    20,254,400
------------------------------------------------------------------------------------------------------
                                                                                             33,838,811
------------------------------------------------------------------------------------------------------
Montana -- 0.9%
 33,275,000 NR        Montana State Board of Investment Resource Recovery Revenue,
                        (Yellowstone Energy L.P. Project), 7.000% due 12/31/19 (b)           25,024,796
------------------------------------------------------------------------------------------------------
Nevada -- 0.1%
  2,000,000 AAA       Clark County, NV IDR Refunding, (Nevada Power Co. Project),
                        Series C, AMBAC/TCRS-Insured, 7.200% due 10/1/22                      2,090,780
------------------------------------------------------------------------------------------------------
New Hampshire -- 0.0%
                      New Hampshire Higher Education & Health Facilities Authority
                        Revenue:
    370,000 NR          First Mortgage -- Odd Fellows Home, 9.000% due 6/1/14                   390,927
    220,000 BBB-        New London Hospital Association Project, 7.500% due 6/1/05              235,847
------------------------------------------------------------------------------------------------------
                                                                                                626,774
------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



    11 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


    FACE
   AMOUNT    RATING(a)                                         SECURITY                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
New Jersey -- 7.9%
$    870,000 AAA       Essex County, NJ Improvement Authority, Mortgage Revenue Refunding, Hampton Valley
                         Apartments, Series A, MBIA/FHA-Insured, 5.650% due 1/1/15                               $       883,529
   2,390,000 AAA       Freehold Township Board of Education, State Aid Withholding, MBIA-Insured,
                         5.000% due 7/15/22                                                                            2,415,430
   9,000,000 BBB       Middlesex County, NJ PCA, PCR Refunding Bonds, Series 2002, (Amerada Hess Corp. Project),
                         5.750% due 9/15/32                                                                            8,825,490
                       New Jersey EDA:
     880,000 NR         Economic Development Revenue Refunding, Holt Hauling & Warehousing, Series G,
                          8.400% due 12/15/15 (g)                                                                        519,200
   2,000,000 NR         First Mortgage Revenue, (The Presbyterian Home at Montgomery Project), Series A,
                          6.375% due 11/1/31                                                                           1,998,480
  30,450,000 Baa1*      PCR Refunding, (PSEG Power LLC Project), 5.000% due 3/1/12                                    30,345,861
  15,990,000 AA-        School Facilities Construction, Series F, 5.000% due 6/15/28                                  15,743,114
                        Special Facility Revenue, (Continental Airlines Inc. Project):
   3,890,000 CCC+         5.500% due 4/1/28 (b)                                                                        2,507,416
  11,030,000 B            7.000% due 11/15/30 (b)                                                                      9,385,868
                       New Jersey Health Care Facilities Financing Authority Revenue:
   2,500,000 BB         Rahway Hospital Obligated Group, 5.000% due 7/1/08                                             2,401,425
                        Robert Wood Johnson University Hospital:
   2,280,000 A+           5.500% due 7/1/14                                                                            2,444,365
   1,000,000 A+           5.600% due 7/1/15                                                                            1,071,240
   2,045,000 A+           5.700% due 7/1/20                                                                            2,136,371
   1,500,000 Baa1*      St. Peter's University Hospital, Series A, 6.875% due 7/1/30                                   1,579,305
     500,000 AAA       New Jersey State Educational Facilities Authority Revenue, Ramapo College, Series D,
                         AMBAC-Insured, 5.000% due 7/1/25                                                                500,605
                       New Jersey State Transportation Trust Fund Authority, Transportation System Revenue,
                         Series B, MBIA-Insured:
  18,310,000 AAA          5.000% due 12/15/21 (c)                                                                     18,494,199
   2,000,000 AAA          Pre-Refunded -- Escrowed with U.S. government securities to 12/15/11
                            Call @ 100, 6.000% due 12/15/19                                                            2,331,600
   2,200,000 A         South Jersey Port Corp., NJ Revenue, 5.000% due 1/1/23                                          2,165,042
                       Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds:
  92,935,000 BBB        5.750% due 6/1/32 (c)                                                                         73,850,798
  49,565,000 BBB        6.125% due 6/1/42 (c)                                                                         37,125,176
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     216,724,514
--------------------------------------------------------------------------------------------------------------------------------
New Mexico -- 0.0%
   1,000,000 BB        Farmington, NM PCR Refunding, Southern California Edison Co., Series A,
                         7.200% due 4/1/21                                                                               999,870
--------------------------------------------------------------------------------------------------------------------------------
New York -- 4.2%
                       Metropolitan Transportation Authority of New York,
                         Series A, FGIC-Insured:
                          Dedicated Tax Fund:
   5,130,000 AAA            5.250% due 11/15/23 (c)                                                                    5,260,097
  10,465,000 AAA            Pre-Refunded -- Escrowed with state and local government securities to 4/1/10
                              Call @ 100, 5.875% due 4/1/25                                                           12,045,738
   7,500,000 AAA          State Service Contract Refunding, 5.000% due 7/1/22                                          7,547,325
  11,750,000 AAA       Nassau County, NY Nassau Healthcare Corp., Health Systems Revenue, FSA-Insured,
                         5.500% due 8/1/19                                                                            12,492,012
                       New York City, NY Health & Hospital Corp. Revenue, Series A, FSA-Insured:
   1,680,000 AAA        5.000% due 2/15/20                                                                             1,700,731
   7,000,000 AAA        5.000% due 2/15/21                                                                             7,047,740

                      See Notes to Financial Statements.

    12 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                                          SECURITY                                               VALUE
--------------------------------------------------------------------------------------------------------------------------------
New York -- 4.2% (continued)
                      New York City, NY Municipal Water Financing Authority, Water & Sewer System Revenue,
                        Series B:
$ 5,000,000 AA           Pre-Refunded -- Escrowed with state and local government securities to
                           6/15/10 Call @ 101, 6.000% due 6/15/33                                                $     5,853,950
  3,000,000 AA           Unrefunded Balance, 6.000% due 6/15/33                                                        3,427,830
  6,000,000 AAA       New York City, NY Transit Authority, Metropolitan Transportation Authority, Triborough
                        Bridge and Tunnel Authority COP, AMBAC-Insured, 5.875% due 1/1/30                              6,450,000
  1,000,000 Aaa*      New York, NY GO, Series B1, (Pre-Refunded -- Escrowed with U.S. government securities to
                        8/15/04 Call @ 101), 7.000% due 8/15/16                                                        1,066,320
                      New York State Dormitory Authority:
  5,000,000 AAA        City University System, Consolidated Third General Resolution Revenue, Series 2,
                         MBIA-Insured, (Pre-Refunded -- Escrowed with U.S. government securities to
                         7/1/04 Call @ 100), 6.250% due 7/1/19                                                         5,215,050
  7,000,000 AAA        Lease Revenue, Court Facilities, City of New York Issue, AMBAC-Insured,
                         5.750% due 5/15/30                                                                            7,435,680
 10,000,000 AAA        State University Additional Facilities, Series B, FSA-Insured, (Pre-Refunded -- Escrowed
                         with U.S. government securities to 5/15/10 Call @ 101), 5.500% due 5/15/30                   11,392,100
  2,000,000 AA        New York State GO, 12.000% due 11/15/03                                                          2,043,280
                      New York State Thruway Authority, Highway & Bridge Transportation Fund, Series B-1,
                        FGIC-Insured:
  2,305,000 AAA          5.400% due 4/1/17                                                                             2,470,338
  2,000,000 AAA          5.500% due 4/1/18                                                                             2,151,240
                         Pre-Refunded -- Escrowed with U.S. government securities to 4/1/10 Call @101:
  6,595,000 AAA            5.500% due 4/1/19                                                                           7,499,306
  5,950,000 AAA            5.600% due 4/1/20                                                                           6,800,731
  3,000,000 AA        New York State Urban Development Corp., State Personal Income Tax Revenue Bonds, State
                        Facilities and Equipment, Series C-1, 5.000% due 3/15/24                                       2,958,300
  1,000,000 AAA       St. Lawrence County, NY IDA, Civic Facilities Revenue, (St. Lawrence University Project),
                        Series A, MBIA-Insured, 5.375% due 7/1/18                                                      1,064,420
  3,000,000 AAA       Triborough Bridge & Tunnel Authority of New York, General Purpose Revenue Bonds, Series B,
                        (Pre-Refunded -- Escrowed with U.S. government securities to 1/1/22 Call @ 100),
                        5.500% due 1/1/30 (c)                                                                          3,215,820
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     115,138,008
--------------------------------------------------------------------------------------------------------------------------------
North Carolina -- 1.2%
                      Charlotte, NC COP, (2003 Governmental Facilities Projects), Series G:
  3,500,000 AA+        5.250% due 6/1/23                                                                               3,577,385
  3,000,000 AA+        5.000% due 6/1/24                                                                               2,999,760
  1,500,000 AAA       Charlotte, NC Water & Sewer Systems Revenue, (Pre-Refunded -- Escrowed with state and
                        local government securities to 6/1/09 Call @ 101), 5.250% due 6/1/24                           1,688,520
  1,145,000 AAA       Dare County, NC COP, AMBAC-Insured, 5.375% due 6/1/15                                            1,262,477
  5,230,000 AAA       Durham County, NC Multi-Family Housing Revenue, Alston Village Apartments,
                        FNMA-Collateralized, 5.650% due 3/1/34 (b)                                                     5,501,019
                      Greensboro, NC Combined Enterprise System Revenue, Series A:
    515,000 AA+        5.125% due 6/1/20                                                                                 528,277
    250,000 AA+        5.125% due 6/1/21                                                                                 255,010
 14,500,000 AAA       North Carolina State, Public Improvement, Series A, (Pre-Refunded -- Escrowed with U.S.
                        government securities to 3/1/11 Call @ 102), 5.000% due 3/1/18                                16,034,535
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      31,846,983
--------------------------------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



    13 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                                         SECURITY                                              VALUE
------------------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.0%
$ 1,000,000 AAA       Burleigh County, ND Health Care Revenue, Medcenter One Inc., MBIA-Insured,
                        5.250% due 5/1/13                                                                      $     1,059,130
------------------------------------------------------------------------------------------------------------------------------
Ohio -- 8.1%
                      Akron, Bath and Copley, OH Joint Township Hospital District, Hospital Revenue,
                        (Akron General Medical Center Project), AMBAC-Insured:
 12,230,000 AAA          5.375% due 1/1/17                                                                          12,887,852
  1,500,000 AAA          5.375% due 1/1/22                                                                           1,540,005
  2,550,000 AAA       Avon Lake, OH City School District, FGIC-Insured, 5.500% due 12/1/26                           2,698,588
  2,840,000 Aaa*      Brecksville-Broadview Heights, OH City School District, FGIC-Insured, 6.500% due 12/1/16       3,205,735
                      Canton, OH City School District GO, Variable Purpose, Series A, MBIA-Insured:
  6,000,000 AAA        5.500% due 12/1/20                                                                            6,321,360
  5,500,000 AAA        5.625% due 12/1/23                                                                            5,853,925
                      Clermont County, OH Hospital Facilities Revenue, Mercy Health System, Series B,
                       AMBAC-Insured:
  3,415,000 AAA          5.625% due 9/1/16                                                                           3,651,284
  1,000,000 AAA          5.625% due 9/1/21                                                                           1,037,770
                      Cleveland, OH Waterworks Improvement and Refunding, First Mortgage Revenue,
                        Series H, MBIA-Insured:
  1,000,000 AAA          5.625% due 1/1/13                                                                           1,086,140
    985,000 AAA          Pre-Refunded -- Escrowed with state and local government securities to 1/1/06
                           Call @ 102, 5.700% due 1/1/14                                                             1,091,676
     15,000 AAA          Unrefunded Balance, 5.700% due 1/1/14                                                          15,695
                      Cuyahoga County, OH:
    500,000 NR         Health Care Facilities Revenue, Judson Retirement Community, Series A,
                         7.000% due 11/15/10                                                                           530,825
                       Hospital Revenue:
                         Metrohealth System Project, MBIA-Insured:
  1,000,000 AAA            5.625% due 2/15/17                                                                        1,065,260
  5,935,000 AAA            Series A, 5.250% due 2/15/19                                                              6,156,494
                         University Hospitals Health System Inc., AMBAC-Insured:
  2,500,000 AAA            5.400% due 1/15/19                                                                        2,631,300
  9,000,000 AAA            5.500% due 1/15/30                                                                        9,177,660
    660,000 Aa*       Delaware County, OH Health Care Facilities Revenue, Centrum At Willow Brook,
                        FHA-Insured, 6.550% due 2/1/35                                                                 701,573
  1,000,000 AAA       Greater Cincinnati, OH Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A,
                        FHA-Insured, 6.600% due 8/1/25                                                               1,033,100
  5,400,000 Aaa*      Greene County, OH Sewer System Revenue, (Governmental Enterprise), AMBAC-Insured,
                        5.625% due 12/1/25                                                                           5,749,002
                      Hamilton County, OH Sales Tax Revenue, Sub-Series B, AMBAC-Insured:
  3,135,000 Aaa*       5.250% due 12/1/18                                                                            3,282,658
  3,610,000 Aaa*       5.250% due 12/1/19                                                                            3,759,634
 12,650,000 Aaa*       5.250% due 12/1/32 (c)                                                                       12,839,117
  2,000,000 AAA       Lakewood, OH GO, AMBAC-Insured, 5.250% due 12/1/21                                             2,068,780
  1,000,000 AA-       Lorain County, OH Hospital Revenue, Catholic Healthcenter, 5.500% due 10/1/17                  1,038,290
                      Lucas County, OH Hospital Revenue, Promedica Healthcare Obligation Group,
                        AMBAC-Insured:
 10,000,000 AAA          5.375% due 11/15/23                                                                        10,344,000
 27,050,000 AAA          5.375% due 11/15/29 (c)                                                                    27,741,398


                      See Notes to Financial Statements.



    14 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                                         SECURITY                                               VALUE
-------------------------------------------------------------------------------------------------------------------------------
Ohio -- 8.1% (continued)
$ 1,000,000 Aaa*      Madison, OH Local School District, Butler County, State Aid Withholding, MBIA-Insured,
                        5.750% due 12/1/26                                                                      $     1,083,380
                      Mason, OH COP, (Municipal Facilities Project), MBIA-Insured:
  1,025,000 Aaa*       5.000% due 12/1/17                                                                             1,064,186
  1,075,000 Aaa*       5.000% due 12/1/18                                                                             1,109,357
  1,080,000 Aaa*       5.000% due 12/1/19                                                                             1,107,788
  1,000,000 BBB+      Miami County, OH Hospital Facilities, Upper Valley Medical Center, Series A,
                        6.000% due 5/15/06                                                                            1,072,020
  4,325,000 Aaa*      Milford, OH Exempt Village School District, School Improvement, FSA-Insured,
                        5.125% due 12/1/30                                                                            4,346,322
                      New Albany, OH Community Authority, Community Facilities Revenue, Series B,
                        AMBAC-Insured:
  2,700,000 AAA          5.125% due 10/1/21                                                                           2,762,883
  5,500,000 AAA          5.200% due 10/1/24                                                                           5,614,180
  1,630,000 AA-       New Lexington, OH City School District, School Improvement, 5.375% due 12/1/21                  1,712,299
 17,750,000 BBB-      Ohio State Air Quality Development Authority, PCR Refunding, (The Cleveland Electric
                        Illuminating Co. Project), Series A, 6.000% due 12/1/13                                      18,221,085
  2,725,000 AA        Ohio State Building Authority, State Facilities, (Administration Building Fund Projects),
                        Series A, 5.000% due 10/1/15                                                                  2,873,594
                      Ohio State Higher Educational Facilities Commission Revenue:
  2,875,000 A2*        John Carroll University Project, 5.850% due 4/1/20                                             3,101,837
                       University of Dayton Project, AMBAC-Insured:
  3,380,000 AAA          5.500% due 12/1/25                                                                           3,501,984
 11,710,000 AAA          5.500% due 12/1/30                                                                          12,044,789
  1,000,000 Baa1*     Ohio State Water Development Authority, Pollution Control Facilities Revenue,
                        (Ohio Edison Co. Project), 5.950% due 5/15/29                                                   931,680
  5,000,000 Aaa*      Plain, OH Local School District, FGIC-Insured, 5.000% due 12/1/25                               5,006,650
  1,305,000 Aaa*      River Valley, OH Local School District, School Facilities Construction & Improvement,
                        FSA-Insured, 5.250% due 11/1/21                                                               1,349,514
  7,410,000 A3*       Steubenville, OH Hospital Facilities Revenue, Refunding and Improvement,
                        (Trinity Health System Obligated Group), 6.500% due 10/1/30                                   7,742,042
                      University of Cincinnati, OH General Receipts, Series A, FGIC-Insured:
  2,000,000 AAA        5.000% due 6/1/20                                                                              2,042,460
  2,500,000 AAA        5.000% due 6/1/21                                                                              2,536,950
  6,310,000 AAA        5.250% due 6/1/24                                                                              6,487,626
  3,250,000 AAA       Warrensville Heights, OH City School District, School Improvement, FGIC-Insured,
                        5.750% due 12/1/24                                                                            3,494,855
                      Waterloo, OH Local School District GO, Classroom Facilities Improvement,
                        State Aid Withholding, FGIC-Insured:
  3,000,000 Aaa*         5.125% due 12/1/21                                                                           3,067,560
  2,000,000 Aaa*         5.125% due 12/1/24                                                                           2,030,060
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    221,814,222
-------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.3%
                      Tulsa, OK GO:
  2,100,000 AA         5.000% due 3/1/18                                                                              2,136,057
  2,100,000 AA         5.000% due 3/1/19                                                                              2,126,691
  2,000,000 AA         5.000% due 3/1/20                                                                              2,013,200


                      See Notes to Financial Statements.



    15 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


    FACE
   AMOUNT    RATING(a)                                          SECURITY                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.3% (continued)
$  1,975,000 AA        Tulsa, OK Industrial Authority, Hospital Revenue, St. John's Medical Center Project,
                         (Pre-Refunded -- Escrowed with U.S. government securities to 2/15/06 Call @ 100),
                         6.250% due 2/15/17 (e)                                                                    $    2,185,969
   1,000,000 AA-       Woods County, OK IDA, IDR Refunding, (Cargill Inc. Project), 6.250% due 10/1/14 (f)              1,042,030
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        9,503,947
---------------------------------------------------------------------------------------------------------------------------------
Oregon -- 1.6%
                       Clackamas County, OR Hospital Facilities Authority Revenue Refunding,
                         Legacy Health System:
   2,000,000 AA           5.750% due 5/1/15                                                                             2,169,120
   8,000,000 AA           5.250% due 5/1/21                                                                             8,110,560
   6,665,000 Aaa*      Clackamas County, OR School District No. 007J Lake Oswego, MBIA-Insured,
                         5.000% due 6/1/22                                                                              6,724,119
   2,000,000 AAA       Oregon State Department of Administrative Services, Lottery Revenue, Series A, FSA-Insured,
                         5.500% due 4/1/18                                                                              2,161,600
   3,000,000 AA+       Oregon State Department of Transportation, Highway User Tax Revenue, Series A,
                         5.125% due 11/15/26                                                                            3,022,740
                       Oregon State GO:
     365,000 AA         Elderly & Disabled Housing Refunding, Series B, 6.375% due 8/1/24                                 369,216
   8,410,000 AA         Veterans' Welfare, Series 82, 5.375% due 12/1/31                                                8,586,021
   2,885,000 AA        Portland, OR Community College District, Series A, 5.000% due 6/1/18                             2,961,135
                       Washington County, OR GO:
   4,330,000 Aa2*       5.000% due 6/1/21                                                                               4,360,050
   6,490,000 Aa2*       5.125% due 6/1/23                                                                               6,545,165
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       45,009,726
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 4.2%
   1,000,000 B3*       Allegheny County, PA Hospital Development Authority Revenue, (St. Francis Medical Center
                         Project), 5.750% due 5/15/17                                                                     878,400
                       Kennett, PA Consolidated School District, State Aid Withholding, Series A, FGIC-Insured:
   1,040,000 Aaa*       5.000% due 2/15/18                                                                              1,072,490
   1,270,000 Aaa*       5.100% due 2/15/19                                                                              1,310,411
   1,350,000 Aaa*       5.125% due 2/15/20                                                                              1,387,692
   1,535,000 Aaa*       5.125% due 2/15/21                                                                              1,574,634
   1,680,000 Aaa*       5.200% due 2/15/23                                                                              1,708,661
   5,500,000 BBB+      Lebanon County, PA Health Facilities Authority, Hospital Revenue, (Good Samaritan Hospital
                         Project), 5.800% due 11/15/22                                                                  5,393,465
     255,000 Aaa*      Montgomery County, PA IDA Revenue, Pennsburg Nursing & Rehabilitation Center,
                         (Pre-Refunded -- Escrowed with U.S. government securities to 3/31/04 Call @ 102.775),
                         7.625% due 7/1/18                                                                                271,695
   1,605,000 AAA       Northampton County, PA General Purpose Authority, County Agreement Revenue,
                         FSA-Insured, 5.000% due 10/1/19                                                                1,647,340
                       Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue,
                        (Northampton Generating Project), Sub-Series C:
   1,900,000 NR           6.875% due 1/1/11 (b)                                                                         1,903,971
  12,000,000 NR           6.950% due 1/1/21 (b)                                                                        12,006,000
                       Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue, MBIA-Insured:
   1,650,000 AAA        Sr. Bonds, Series A, 5.000% due 12/1/24                                                         1,651,188
   1,655,000 AAA        Sub. Bonds, Series B, 5.000% due 12/1/24                                                        1,656,192
     500,000 Baa3*     Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue
                         Refunding, PA Hospital, (Escrowed to maturity with U.S. government securities),
                         6.250% due 7/1/06 (e)                                                                            559,975


                      See Notes to Financial Statements.



    16 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


    FACE
   AMOUNT    RATING(a)                                        SECURITY                                              VALUE
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 4.2% (continued)
                       Philadelphia, PA School District GO, State Aid Withholding, Series A, FSA-Insured:
$    855,000 AAA        5.750% due 2/1/17                                                                      $       936,883
     755,000 AAA        5.750% due 2/1/20                                                                              810,425
     565,000 AAA        5.750% due 2/1/21                                                                              604,646
  11,600,000 AAA        5.750% due 2/1/30                                                                           12,235,332
     500,000 A         Shenandoah Valley, PA School District GO, Series B, Capital Appreciation Bonds,
                         zero coupon due 2/1/12                                                                        341,110
                       State Public School Building Authority, PA School Lease Revenue, (The School District
                         of Philadelphia Project), FSA-Insured:
   1,000,000 AAA          5.000% due 6/1/23 (d)                                                                      1,003,750
  12,915,000 AAA          5.250% due 6/1/24 (d)                                                                     13,170,588
  16,000,000 AAA          5.250% due 6/1/25 (d)                                                                     16,291,840
  37,000,000 AAA          5.000% due 6/1/33 (d)                                                                     36,489,770
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   114,906,458
------------------------------------------------------------------------------------------------------------------------------
Puerto Rico -- 0.7%
  18,500,000 AAA       Puerto Rico Electric Power Authority, Power Revenue, Series NN, MBIA-Insured,
                         5.000% due 7/1/32                                                                          18,541,440
------------------------------------------------------------------------------------------------------------------------------
Rhode Island -- 0.1%
   3,000,000 AAA       Rhode Island State Economic Development Corp., Airport Revenue, Series B, FGIC-Insured,
                         6.000% due 7/1/28                                                                           3,280,140
------------------------------------------------------------------------------------------------------------------------------
South Carolina -- 6.8%
                       Building Equity Sooner For Tomorrow, SC Installment Purchase Revenue,
                         (The School District of Greenville County, SC Project):
   9,860,000 AA-          5.875% due 12/1/19                                                                        10,691,099
   7,195,000 AA-          6.000% due 12/1/20                                                                         7,867,876
 104,825,000 AA-          5.500% due 12/1/28                                                                       106,396,327
   1,870,000 AA+       Charleston County, SC Capital Improvement, 5.250% due 5/1/21                                  1,934,552
   2,470,000 AAA       South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Series B, MBIA-Insured,
                         5.250% due 4/1/26                                                                           2,535,060
                       South Carolina Transportation Infrastructure Bank Revenue, Series A, AMBAC-Insured:
  27,250,000 Aaa*       5.100% due 10/1/27 (c)                                                                      27,518,412
  27,500,000 Aaa*       5.125% due 10/1/31 (c)                                                                      27,634,200
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   184,577,526
------------------------------------------------------------------------------------------------------------------------------
Tennessee -- 3.3%
                       Chattanooga, TN Electrical Revenue:
   1,600,000 AA         5.200% due 9/1/16                                                                            1,697,632
   1,600,000 AA         5.250% due 9/1/17                                                                            1,686,384
   1,600,000 AA         5.250% due 9/1/18                                                                            1,675,424
   6,300,000 AA         5.375% due 9/1/25                                                                            6,466,572
  18,000,000 AAA       Chattanooga, TN IDB Lease/Rent Revenue, AMBAC-Insured, 5.625% due 10/1/30                    18,804,420
   1,000,000 AAA       Franklin, TN IDB Multi-Family Housing Revenue, (Landings Apartment Project), Series A,
                         FSA-Insured, 5.900% due 10/1/16                                                             1,052,750
  11,000,000 NR        Hardeman County, TN Correctional Facilities Corp., Correctional Facilities Revenue,
                         7.750% due 8/1/17                                                                          11,387,200
                       Memphis-Shelby County, TN Sports Authority Inc. Revenue, (Memphis Arena Project),
                         AMBAC-Insured:
   6,915,000 AAA          Series A, 5.125% due 11/1/22                                                               7,043,550
   5,665,000 AAA          Series B, 5.125% due 11/1/21                                                               5,812,460


                      See Notes to Financial Statements.



    17 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (Unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT    RATING(a)                             SECURITY                                    VALUE
--------------------------------------------------------------------------------------------------------
Tennessee -- 3.3% (continued)
$14,000,000 AA        Tennessee Housing Development Agency, Mortgage Finance Program,
                        Series A, 5.200% due 7/1/23 (d)                                  $    13,913,340
                      Tennessee State GO, Series A:
  3,810,000 AA          5.250% due 3/1/17                                                      4,008,730
  4,000,000 AA          5.250% due 3/1/18                                                      4,187,880
  7,300,000 AA-       Tennessee State School Board Authority, Higher Education
                        Facilities, Second Program, Series A, 5.625% due 5/1/30                7,580,247
                      Williamson County, TN GO:
  1,500,000 Aa1*        5.000% due 3/1/18                                                      1,542,435
  1,895,000 Aa1*        Rural Schools, 5.000% due 3/1/18                                       1,948,610
-------------------------------------------------------------------------------------------------------
                                                                                              88,807,634
-------------------------------------------------------------------------------------------------------
Texas -- 3.1%
    685,000 A         Austin, TX Housing Finance Corp., Multi-Family Housing Revenue,
                        (Stassney Woods Apartments Project), 6.500% due 10/1/10                  705,379
  1,000,000 AAA       Brazos County, TX Health Facilities Development Corp.,
                        Franciscan Services Corp., Series A, MBIA-Insured, 5.375% due
                        1/1/17                                                                 1,051,130
  2,600,000 A-        Brownsville, TX Naval District, (Union Carbide Corp. Project),
                        5.100% due 1/1/12                                                      2,515,630
  5,520,000 AAA       Burleson, TX ISD, Unrefunded Balance, PSFG, 6.750% due 8/1/24            6,108,432
                      Dallas-Fort Worth, TX International Airport Facilities
                        Improvement Corp. Revenue, American Airlines Inc.:
  6,470,000 CCC          6.375% due 5/1/35 (b)                                                 2,741,727
 17,000,000 CCC          Series A, 5.950% due 5/1/29 (b)                                      16,264,410
 17,000,000 CCC          Series B, 6.050% due 5/1/29 (b)                                      12,253,430
  2,280,000 A3*       El Paso County, TX Housing Finance Corp., Multi-Family Housing
                        Revenue, Las Lomas Apartments, Series A, 6.375% due 12/1/29            2,355,628
     80,000 AAA       El Paso, TX ISD GO, Unrefunded Balance, 5.900% due 2/15/13                  81,435
  1,200,000 A-        Gulf Coast Waste Disposal Authority, TX PCR, (Union Carbide
                        Corp. Project), 5.100% due 1/1/12                                      1,161,060
                      Harris County, TX Health Facilities Development Corp., Hospital
                        Revenue:
    115,000 A2*         Memorial Hospital System Project, (Pre-Refunded -- Escrowed
                         with state and local government securities to 6/1/04 Call @
                         100), 7.125% due 6/1/15                                                 119,925
  2,000,000 AAA         School Health Care System, Series B, (Escrowed to maturity with U.S. government securities to various call dates),
                         5.750% due 7/1/27                                                     2,210,320
  2,410,000 AA          Texas Children's Hospital Project, Series A, 5.375% due 10/1/16        2,490,349
  1,000,000 A1*       Harris County, TX Industrial Development Corp., IDR, (Cargill
                        Inc. Project), 7.000% due 10/1/15                                      1,013,490
  1,045,000 AAA       Houston, TX Community College System Revenue, Student Fee,
                        MBIA-Insured, (Pre-Refunded -- Escrowed with U.S. government
                        securities to 4/15/07 Call @ 100), 5.650% due 4/15/15                  1,168,404
                      Lubbock, TX Health Facilities Development Corp. Revenue, St.
                        Joseph Health Systems:
  2,500,000 AA-         5.250% due 7/1/13                                                      2,573,425
  3,635,000 AA-         5.250% due 7/1/14                                                      3,714,134
  1,000,000 AAA       Midland County, TX Hospital District Revenue, AMBAC-Insured,
                        5.375% due 6/1/16                                                      1,060,840
  9,000,000 AAA       North Central, TX Health Facility Development Corp. Revenue,
                        (Zale Lipshy University Project), FSA-Insured, 5.450% due
                        4/1/15                                                                 9,624,060
    220,000 NR        Rusk County, TX Health Facilities Corp., Hospital Revenue,
                        (Henderson Memorial Hospital Project), 7.750% due 4/1/13                 222,695


                      See Notes to Financial Statements.



    18 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003



    FACE
   AMOUNT    RATING(a)                                          SECURITY                                               VALUE
---------------------------------------------------------------------------------------------------------------------------------
Texas -- 3.1% (continued)
$    250,000 Baa3*     Tarrant County, TX Health Facilities Development Corp., Fort Worth Osteopathic Hospital,
                         Inc., Hospital Revenue Refunding and Improvement, Unrefunded Balance,
                         7.000% due 5/15/28                                                                       $       240,060
                       Texas General Services Commission Partnership Interests COP,
                         (Office Building & Land Acquisition Project):
     130,000 A-           7.000% due 8/1/14                                                                               139,416
     330,000 A-           7.000% due 8/1/24                                                                               352,453
   9,035,000 Aa1*      Texas State GO, Veterans Housing Assistance, Series B-4, 6.700% due 12/1/24 (b)                  9,138,631
                       Tyler, TX Health Facilities Development Corp., (East Texas Medical Center Project):
   1,350,000 AAA        Series A, MBIA-Insured, 5.500% due 11/1/17                                                      1,443,245
   1,000,000 AAA        Series B, FSA-Insured, 5.500% due 11/1/17                                                       1,069,070
   3,000,000 AAA        Series C, FSA-Insured, 5.500% due 11/1/17                                                       3,207,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       85,025,988
---------------------------------------------------------------------------------------------------------------------------------
Virginia -- 2.9%
                       Arlington County, VA IDA Multi-Family Housing Mortgage Revenue:
                        Sr. Lien, Arlington Housing Corp.:
     705,000 A            6.300% due 7/1/16                                                                               732,488
     750,000 A            6.350% due 7/1/20                                                                               775,043
   1,000,000 A            6.375% due 7/1/25                                                                             1,025,910
   1,000,000 A          Woodbury Park Apartments, Series A, 5.350% due 7/1/18                                             994,360
                       County of Chesterfield, VA IDA, PCR, (Virginia Electric and Power Co. Project),
                         Remarketed 11/8/02:
  12,500,000 A3*          5.500% due 10/1/09                                                                           13,411,625
   4,000,000 A3*          Series B, 5.875% due 6/1/17                                                                   4,190,440
     200,000 AAA       Fairfax County, VA Redevelopment & Housing Authority, Multi-Family Housing Revenue
                         Refunding, Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due 6/15/17              210,794
   1,425,000 AAA       Harrisonburg, VA Redevelopment & Housing Authority, Multi-Family Housing Revenue
                         Refunding, (Battery Heights Associates), Series A, GNMA-Collateralized/FHA-Insured,
                         6.100% due 4/20/16                                                                             1,498,915
  15,000,000 A3*       Louisa, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed 11/8/02,
                         5.250% due 12/1/08                                                                            15,763,800
   2,160,000 AA+       Norfolk, VA Redevelopment & Housing Authority, Educational Facilities Revenue, Tidewater
                         Community College Campus, (Pre-Refunded -- Escrowed with U.S. government securities
                         to 11/1/05 Call @ 102), 5.875% due 11/1/15 (e)                                                 2,407,169
   1,000,000 Baa3*     Peninsula Ports Authority of Virginia, Coal Terminal Revenue Refunding, (Dominion Terminal
                         Associates Project), 7.375% due 6/1/20                                                         1,021,190
     500,000 AAA       Prince William County, VA IDA, Potomac Place Revenue Refunding, Series A,
                         GNMA-Collateralized, 6.250% due 12/20/27                                                         534,290
  15,000,000 AAA       Virginia State Housing Development Authority, Commonwealth Mortgage Revenue, Series J,
                         Sub-Series J-1, MBIA-Insured, 5.200% due 7/1/19                                               15,268,950
  21,500,000 A3*       York County, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed 11/8/02,
                         5.500% due 7/1/09 (c)                                                                         22,471,155
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       80,306,129
---------------------------------------------------------------------------------------------------------------------------------
Washington -- 0.1%
   3,000,000 AAA       Chelan County, WA Public Utility District No. 1, Chelan Hydro Consolidated System Revenue,
                         Series B, AMBAC-Insured, 5.000% due 7/1/22                                                     3,008,280
     250,000 AAA       Washington State Public Power Supply System, (Nuclear Project No. 1), Series B,
                         FGIC/TCRS-Insured, 7.125% due 7/1/16                                                             314,238
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        3,322,518
---------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    19 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Schedule of Investments (unaudited) (continued)                 August 31, 2003


   FACE
  AMOUNT   RATING(a)                                        SECURITY                                            VALUE
--------------------------------------------------------------------------------------------------------------------------
West Virginia -- 0.4%
$4,190,000 A-        Kanawha County, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12               $    4,054,034
 7,540,000 A-        South Charleston, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12                  7,295,327
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,349,361
--------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 0.2%
 1,325,000 Aaa*      Winneconne, WI Community School District GO, FGIC-Insured, (Pre-Refunded -- Escrowed
                       with state and local government securities to 4/1/06 Call @ 100), 6.750% due 4/1/16       1,490,360
   655,000 AA        Wisconsin Housing & EDA, Home Ownership Revenue, Series A, 6.450% due 3/1/17                  671,755
                     Wisconsin State Health & Educational Facilities Authority Revenue:
 1,000,000 A          Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20                              1,004,870
 1,000,000 AAA        Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16                1,055,930
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,222,915
--------------------------------------------------------------------------------------------------------------------------
Wyoming -- 0.1%
 1,695,000 AA        Wyoming Community Development Authority, Housing Revenue, Series 4, 5.900% due 12/1/14      1,770,055
--------------------------------------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $2,703,731,719**)                                                             $2,734,338,613
--------------------------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c) All or a portion of this security has been segregated for open futures contracts commitments and extended settlements (See Notes 5 and 6).
(d) Security is traded on a when-issued basis (See Note 6).
(e) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment advisor to be triple-A rated even if issuer has not applied for new ratings.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(g) Security is currently in default.
 + All or a portion of this security is held as collateral for open futures contracts commitments (See Note 5).
**  Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 21 through 23 for definitions of ratings and certain abbreviations.

 Summary of Investments by Industry++ (unaudited)                August 31, 2003

Education                                                                  17.0%
Transportation                                                             16.5
General Obligation                                                         15.5
Hospital                                                                   10.6
Utilities                                                                   7.1
Tobacco                                                                     5.7
Cogeneration Facilities                                                     4.2
Pollution Control Revenue                                                   4.2
Other                                                                      19.2
--------------------------------------------------------------------------------
                                                                          100.0%
--------------------------------------------------------------------------------

++ As a percentage of total investments. Please note that Fund holdings are as of August 31, 2003 and are subject to change.

                      See Notes to Financial Statements.

    20 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Bond Ratings (unaudited)



The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA          -- Bonds rated "AAA" have the highest rating assigned by Standard
                & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA           -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A            -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB          -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC
             -- Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates a lower degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa          -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa           -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A            -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa          -- Bonds rated "Baa" are considered as medium grade obligations,
                i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    21 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

Ba           -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.
B            -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch Ratings ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AA           -- Bonds rated "AA" have a very low expectation of credit risk.
                They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.
NR           -- Indicates that the bond is not rated by Standard & Poor's,
                Moody's or Fitch.

 Short-Term Security Ratings (unaudited)

SP-1         -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1          -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1       -- Moody's highest rating for issues having a demand feature --
                VRDO.
P-1          -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

    22 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Abbreviations* (unaudited)


ABAG    -- Association of Bay Area Governments          IDB     -- Industrial Development Board
AIG     -- American International Guaranty              IDR     -- Industrial Development Revenue
AMBAC   -- AMBAC Indemnity Corporation                  INFLOS  -- Inverse Floaters
BAN     -- Bond Anticipation Notes                      ISD     -- Independent School District
BIG     -- Bond Investors Guaranty                      LOC     -- Letter of Credit
CGIC    -- Capital Guaranty Insurance Company           MBIA    -- Municipal Bond Investors Assurance
CHFCLI  -- California Health Facility Construction                 Corporation
           Loan Insurance                               MVRICS  -- Municipal Variable Rate Inverse Coupon
COP     -- Certificate of Participation                            Security
EDA     -- Economic Development Authority               PCR     -- Pollution Control Revenue
ETM     -- Escrowed To Maturity                         PSFG    -- Permanent School Fund Guaranty
FAIRS   -- Floating Adjustable Interest Rate Securities Q-SBLF  -- Qualified School Bond Loan Fund
FGIC    -- Financial Guaranty Insurance Company         RAN     -- Revenue Anticipation Notes
FHA     -- Federal Housing Administration               RIBS    -- Residual Interest Bonds
FHLMC   -- Federal Home Loan Mortgage Corporation       RITES   -- Residual Interest Tax-Exempt Security
FMHA    -- Farmers Home Administration                  SPA     -- Standby Bond Purchase Agreement
FNMA    -- Federal National Mortgage Association        SYCC    -- Structured Yield Curve Certificate
FRTC    -- Floating Rate Trust Certificates             TAN     -- Tax Anticipation Notes
FSA     -- Federal Savings Association                  TCRS    -- Transferable Custodial Receipts
GIC     -- Guaranteed Investment Contract               TECP    -- Tax Exempt Commercial Paper
GNMA    -- Government National Mortgage Association     TOB     -- Tender Option Bonds
GO      -- General Obligation                           TRAN    -- Tax and Revenue Anticipation Notes
HDC     -- Housing Development Corporation              VAN     -- Veterans Administration
HFA     -- Housing Finance Authority                    VRDD    -- Variable Rate Daily Demand
IDA     -- Industrial Development Authority             VRWE    -- Variable Rate Wednesday Demand

--------------
* Abbreviations may or may not appear on the schedule of investments.

    23 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Statement of Assets and Liabilities (unaudited)                 August 31, 2003


ASSETS:
 Investments, at value (Cost -- $2,703,731,719)                                   $2,734,338,613
 Receivable for securities sold                                                       66,574,888
 Interest receivable                                                                  37,762,402
 Receivable for Fund shares sold                                                       3,110,943
 Receivable from broker -- variation margin                                            1,382,344
------------------------------------------------------------------------------------------------
 Total Assets                                                                      2,843,169,190
------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities purchased                                                    103,406,070
 Dividends payable                                                                     4,331,436
 Payable for Fund shares reacquired                                                    2,772,493
 Investment advisory fee payable                                                         724,313
 Bank overdraft                                                                          547,196
 Administration fee payable                                                              405,462
 Distribution fees payable                                                               209,135
 Accrued expenses                                                                        268,082
------------------------------------------------------------------------------------------------
 Total Liabilities                                                                   112,664,187
------------------------------------------------------------------------------------------------
Total Net Assets                                                                  $2,730,505,003
================================================================================================
NET ASSETS:
 Par value of capital shares                                                      $    1,761,611
 Capital paid in excess of par value                                               2,784,368,648
 Overdistributed net investment income                                                  (165,100)
 Accumulated net realized loss from investment transactions and futures contracts   (140,528,105)
 Net unrealized appreciation of investments and futures contracts                     85,067,949
------------------------------------------------------------------------------------------------
Total Net Assets                                                                  $2,730,505,003
================================================================================================
Shares Outstanding:
 Class 1                                                                               3,751,402
------------------------------------------------------------------------------------------------
 Class A                                                                             124,283,881
------------------------------------------------------------------------------------------------
 Class B                                                                              34,378,991
------------------------------------------------------------------------------------------------
 Class L                                                                              11,883,050
------------------------------------------------------------------------------------------------
 Class Y                                                                               1,863,807
------------------------------------------------------------------------------------------------
Net Asset Value:
 Class 1 (and redemption price)                                                           $15.45
------------------------------------------------------------------------------------------------
 Class A (and redemption price)                                                           $15.50
------------------------------------------------------------------------------------------------
 Class B *                                                                                $15.51
------------------------------------------------------------------------------------------------
 Class L *                                                                                $15.50
------------------------------------------------------------------------------------------------
 Class Y (and redemption price)                                                           $15.52
------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
 Class 1 (net asset value plus 4.99% of net asset value per share)                        $16.22
------------------------------------------------------------------------------------------------
 Class A (net asset value plus 4.17% of net asset value per share)                        $16.15
------------------------------------------------------------------------------------------------
 Class L (net asset value plus 1.01% of net asset value per share)                        $15.66
================================================================================================

 * Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 3).

                      See Notes to Financial Statements.

    24 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Statement of Operations (unaudited)    For the Six Months Ended August 31, 2003


INVESTMENT INCOME:
  Interest                                                    $ 75,065,595
--------------------------------------------------------------------------
EXPENSES:
  Investment advisory fee (Note 3)                               4,379,070
  Distribution fees (Note 7)                                     3,971,438
  Administration fee (Note 3)                                    2,450,710
  Shareholder servicing fees (Note 7)                              529,445
  Custody                                                          101,264
  Registration fees                                                 72,980
  Shareholder communications (Note 7)                               47,850
  Audit and legal                                                   39,269
  Directors' fees                                                   31,959
  Other                                                             14,623
--------------------------------------------------------------------------
  Total Expenses                                                11,638,608
--------------------------------------------------------------------------
Net Investment Income                                           63,426,987
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
  Realized Gain (Loss) From:
   Investment transactions                                      12,624,508
   Futures contracts                                           (51,325,672)
--------------------------------------------------------------------------
  Net Realized Loss                                            (38,701,164)
--------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and
  Futures Contracts:
   Beginning of period                                          41,214,626
   End of period                                                85,067,949
--------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       43,853,323
--------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                    5,152,159
--------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 68,579,146
--------------------------------------------------------------------------


                      See Notes to Financial Statements.



    25 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Statements of Changes in Net Assets


For the Six Months Ended August 31, 2003 (unaudited) and the Year Ended February 28, 2003

                                                      August 31      February 28
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $   63,426,987  $  132,581,774
  Net realized loss                                   (38,701,164)    (41,746,542)
  Increase (decrease) in net unrealized
   appreciation                                        43,853,323      (1,260,495)
---------------------------------------------------------------------------------
  Increase in Net Assets From Operations               68,579,146      89,574,737
---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND
8):
  Net investment income                               (62,218,804)   (134,777,794)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                       (62,218,804)   (134,777,794)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                    143,217,012     353,614,937
  Net asset value of shares issued for
   reinvestment of dividends                           35,643,221      77,808,721
  Cost of shares reacquired                          (311,095,898)   (564,424,034)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                      (132,235,665)   (133,000,376)
---------------------------------------------------------------------------------
Decrease in Net Assets                               (125,875,323)   (178,203,433)

NET ASSETS:
  Beginning of period                               2,856,380,326   3,034,583,759
---------------------------------------------------------------------------------
  End of period*                                   $2,730,505,003  $2,856,380,326
=================================================================================
* Includes overdistributed net investment income
  of:                                              $     (165,100) $   (1,373,283)
=================================================================================

                      See Notes to Financial Statements.

    26 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Notes to Financial Statements (unaudited)



1. Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; ( g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) class specific expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

It is the Fund's policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.35% of the Fund's average daily net assets up to $500 million; 0.32% of the Fund's average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Funds's average daily net assets up to $500 million; 0.18% of the Fund's average daily net assets of the next $1.0 billion and 0.16% of the Fund's average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended August 31, 2003, the Fund paid transfer agent fees of $404,211 to CTB and PSS.

    27 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There are maximum initial sales charges of 4.75%, 4.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase payment. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2003, CGM and its affiliates received sales charges of approximately $33,000, $962,000 and $97,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, for the six months ended August 31, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                              Class A      Class B       Class L
 -------------------------------------------------------------------------------
 CDSCs                                        $4,000       $291,000      $15,000
 ===============================================================================

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the six months ended August 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

--------------------------------------------------------------------------------
Purchases                                                           $433,305,393
--------------------------------------------------------------------------------
Sales                                                                448,293,643
================================================================================

At August 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $114,837,615
Gross unrealized depreciation                                       (84,230,721)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 30,606,894
================================================================================

    28 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At August 31, 2003, the Fund had the following open futures contracts:

                                              Expiration Number of    Basis        Market    Unrealized
                                              Month/Year Contracts    Value        Value     Gain (Loss)
---------------------------------------------------------------------------------------------------------
To Sell:
U.S. Long Bond                                   9/03      4,835   $573,863,243 $519,309,219 $54,554,024
U.S. Long Bond                                  12/03      2,225    235,757,031  235,850,000     (92,969)
---------------------------------------------------------------------------------------------------------
Net Unrealized Gain on Open Futures Contracts                                                $54,461,055
=========================================================================================================

6. When-Issued Securities and Delayed Delivery Transactions

The Fund may purchase or sell securities offered on a when-issued or delayed-delivery basis. In such transactions, delivery of the securities occurs beyond the normal settlement period but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of the securities purchased or sold on a when-issued or delayed delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish a segregated account with the Fund's custodian consisting of cash, U.S. government securities, debt securities of any grade or equity securities having a value equal to or greater than the Fund's purchase commitments.

At August 31, 2003, the Fund held when-issued securities with a total cost amounting to $103,406,070.


    29 Smith Barney Managed Municipals Fund Inc.  | 2003 Semi-Annual Report

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, and L shares, calculated at an annual rate of 0.15% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively. For the six months ended August 31, 2003, total Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                               Class A      Class B     Class L
----------------------------------------------------------------------------------
Distribution Plan Fees                        $1,472,474   $1,842,606   $656,358
==================================================================================

For the six months ended August 31, 2003, total Shareholder Servicing fees were as follows:

                                          Class 1   Class A    Class B    Class L   Class Y
---------------------------------------------------------------------------------------------
Shareholder Servicing Fees                $60,119   $284,626   $151,693   $32,975     $32
=============================================================================================

For the six months ended August 31, 2003, total Shareholder Communication expenses were as follows:

                                          Class 1   Class A   Class B   Class L  Class Y
-------------------------------------------------------------------------------------------
Shareholder Communication Expenses        $4,296    $27,017   $12,615   $3,538    $384
===========================================================================================

8. Distributions Paid to Shareholders by Class

                                               Six Months Ended          Year Ended
                                               August 31, 2003        February 28, 2003
------------------------------------------------------------------------------------------
Net Investment Income
Class 1                                          $ 1,343,636            $  2,888,683
Class A                                           44,862,570              96,068,245
Class B                                           11,429,803              26,503,607
Class L                                            3,753,654               7,737,563
Class Y                                              829,141               1,579,696
------------------------------------------------------------------------------------------
Total                                            $62,218,804            $134,777,794
==========================================================================================


    30 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

9. Capital Shares

At August 31, 2003, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                                        Six Months Ended                Year Ended
                                         August 31, 2003             February 28, 2003
                                   ---------------------------   ----------------------------
                                      Shares         Amount         Shares         Amount
---------------------------------------------------------------------------------------------
Class 1
Shares sold                             63,011   $     975,774       242,904   $   3,798,603
Shares issued on reinvestment           86,781       1,343,637       185,408       2,888,682
Shares reacquired                     (239,941)     (3,716,267)     (541,712)     (8,463,491)
---------------------------------------------------------------------------------------------
Net Decrease                           (90,149)  $  (1,396,856)     (113,400)  $  (1,776,206)
=============================================================================================
Class A
Shares sold                          6,698,316   $ 104,007,950    14,195,806   $ 222,423,385
Shares issued on reinvestment        1,626,504      25,261,831     3,499,421      54,661,209
Shares reacquired                  (12,118,588)   (188,267,773)  (21,380,372)   (335,086,811)
---------------------------------------------------------------------------------------------
Net Decrease                        (3,793,768)  $ (58,997,992)   (3,685,145)  $ (58,002,217)
=============================================================================================
Class B
Shares sold                          1,459,918   $  22,701,107     5,123,331   $  80,472,202
Shares issued on reinvestment          417,379       6,487,847       968,340      15,135,512
Shares reacquired                   (5,729,680)    (89,025,631)  (11,457,808)   (179,550,688)
---------------------------------------------------------------------------------------------
Net Decrease                        (3,852,383)  $ (59,836,677)   (5,366,137)  $ (83,942,974)
=============================================================================================
Class L
Shares sold                            818,062   $  12,709,713     2,539,579   $  39,895,668
Shares issued on reinvestment          146,713       2,279,123       309,189       4,830,500
Shares reacquired                   (1,290,734)    (20,053,440)   (2,359,050)    (36,985,591)
---------------------------------------------------------------------------------------------
Net Increase (Decrease)               (325,959)  $  (5,064,604)      489,718   $   7,740,577
=============================================================================================
Class Y
Shares sold                            181,453   $   2,822,468       450,903   $   7,025,079
Shares issued on reinvestment           17,418         270,783        18,742         292,818
Shares reacquired                     (642,985)    (10,032,787)     (279,577)     (4,337,453)
---------------------------------------------------------------------------------------------
Net Increase (Decrease)               (444,114)  $  (6,939,536)      190,068   $   2,980,444
=============================================================================================


    31 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

 Financial Highlights


For a share of each class of capital stock outstanding throughout the year ended February 28, unless otherwise noted:

Class 1 Shares                                      2003/(1)(2)/    2003/(2)/    2002/(2)/    2001/(2)(3)/
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $ 15.42        $ 15.68      $ 15.52       $ 15.10
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                             0.36           0.71         0.73          0.39
 Net realized and unrealized gain (loss)/(4)/           0.03          (0.23)        0.20          0.42
----------------------------------------------------------------------------------------------------------
Total Income From Operations                            0.39           0.48         0.93          0.81
----------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                 (0.36)         (0.74)       (0.76)        (0.39)
 Excess of net investment income                          --             --        (0.01)           --
----------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.36)         (0.74)       (0.77)        (0.39)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $15.45         $15.42       $15.68        $15.52
----------------------------------------------------------------------------------------------------------
Total Return                                            2.51%++        3.11%        6.17%         5.42%++
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                     $57,962        $59,235      $62,001       $64,338
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                               0.72%+         0.74%        0.78%         0.53%+
 Net investment income/(4)/                             4.62+          4.55         4.69          5.11+
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   16%            49%          84%           56%
==========================================================================================================

(1) For the six months ended August 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from September 12, 2000 (inception date) to February 28,
    2001.
(4) Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the ratio of net investment income to average net assets would have been 4.68%. In addition, the impact of this change to net investment income and net realized and unrealized gain was less that $0.01 per share. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

    32 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares                           2003/(1)(2)/   2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)(3)/    1999/(2)/
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $15.47      $15.71    $15.52    $14.16       $15.93       $16.19
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4) /                   0.36        0.72      0.75      0.77         0.75         0.74
  Net realized and unrealized gain
   (loss)/(4)/                                  0.03       (0.22)     0.20      1.35        (1.79)       (0.10)
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.39        0.50      0.95      2.12        (1.04)        0.64
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.36)      (0.74)    (0.75)    (0.76)       (0.73)       (0.74)
  Excess of net investment income                 --          --     (0.01)       --           --        (0.05)
  Net realized gains                              --          --        --        --           --        (0.11)
---------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.36)      (0.74)    (0.76)    (0.76)       (0.73)       (0.90)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $15.50      $15.47    $15.71    $15.52       $14.16       $15.93
---------------------------------------------------------------------------------------------------------------
Total Return                                    2.53%++     3.21%     6.29%    15.33%       (6.62)%       4.07%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $1,926      $1,981    $2,070    $2,008       $1,778       $2,476
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      0.69%+      0.68%     0.68%     0.68%        0.68%        0.67%
  Net investment income/(4) /                   4.65+       4.61      4.79      5.15         5.02         4.63
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           16%         49%       84%       56%          55%          45%
===============================================================================================================

Class B Shares                           2003/(1)(2)/   2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)(3)/    1999/(2)/
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $15.48      $15.72    $15.53    $14.16       $15.92       $16.19
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(5)/                    0.32        0.64      0.66      0.69         0.68         0.66
  Net realized and unrealized gain
   (loss)/(5)/                                  0.03       (0.23)     0.21      1.36        (1.79)       (0.11)
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.35        0.41      0.87      2.05        (1.11)        0.55
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.32)      (0.65)    (0.67)    (0.68)       (0.65)       (0.66)
  Excess of net investment income                 --          --     (0.01)       --           --        (0.05)
  Net realized gains                              --          --        --        --           --        (0.11)
---------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.32)      (0.65)    (0.68)    (0.68)       (0.65)       (0.82)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $15.51      $15.48    $15.72    $15.53       $14.16       $15.92
---------------------------------------------------------------------------------------------------------------
Total Return                                    2.25%++     2.66%     5.72%    14.75%       (7.08)%       3.48%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)            $533        $592      $685      $801         $850       $1,206
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.21%+      1.19%     1.20%     1.20%        1.21%        1.19%
  Net investment income/(5)/                    4.13+       4.09      4.25      4.63         4.50         4.11
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           16%         49%       84%       56%          55%          45%
===============================================================================================================

(1) For the six months ended August 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the year ended February 29, 2000.
(4) Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, for Class A shares, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
(5) Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, for Class B shares, the ratio of net investment income to average net assets would have been 4.24%. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


    33 Smith Barney Managed Municipals Fund Inc.  | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class L Shares                                   2003/(1)(2)/   2003/(2)/   2002/(2)/    2001/(2)/   2000/(2)(3)/   1999/(2)(4)/
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $  15.47       $  15.71    $  15.52     $  14.15     $  15.92       $  16.18
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(5)/                          0.32           0.63        0.66         0.68         0.67           0.65
 Net realized and unrealized gain (loss)/(5)/        0.02          (0.22)       0.20         1.36        (1.80)         (0.10)
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  0.34           0.41        0.86         2.04        (1.13)          0.55
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                              (0.31)         (0.65)      (0.66)       (0.67)       (0.64)         (0.65)
 Excess of net investment income                       --             --       (0.01)          --           --          (0.05)
 Net realized gains                                    --             --          --           --           --          (0.11)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.31)         (0.65)      (0.67)       (0.67)       (0.64)         (0.81)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $15.50         $15.47      $15.71       $15.52       $14.15         $15.92
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                         2.23%++        2.62%       5.68%       14.72%       (7.19)%         3.49%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                 $184,208       $188,854    $184,106     $162,129     $141,570       $183,578
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                            1.24%+         1.24%       1.24%        1.25%        1.25%          1.24%
 Net investment income/(5)/                          4.10+          4.05        4.22         4.58         4.46           4.06
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                16%            49%         84%          56%          55%            45%
================================================================================================================================

(1) For the six months ended August 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the year ended February 29, 2000.
(4) On June 12, 1998, Class C shares were renamed as Class L shares.
(5) Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


    34 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class Y Shares                                       2003/(1)(2)/ 2003/(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)(3)/  1999/(2)/
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $15.48     $15.73    $15.54    $14.18      $15.95      $16.19
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                               0.38       0.74      0.77      0.79        0.79        0.73
 Net realized and unrealized gain (loss)/(4)/             0.03      (0.23)     0.21      1.36       (1.80)      (0.04)
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                       0.41       0.51      0.98      2.15       (1.01)       0.69
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                   (0.37)     (0.76)    (0.78)    (0.79)      (0.76)      (0.76)
 Excess of net investment income                            --         --     (0.01)       --          --       (0.06)
 Net realized gains                                         --         --        --        --          --       (0.11)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.37)     (0.76)    (0.79)    (0.79)      (0.76)      (0.93)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $15.52     $15.48    $15.73    $15.54      $14.18      $15.95
-----------------------------------------------------------------------------------------------------------------------
Total Return                                              2.68%++    3.32%     6.47%    15.52%      (6.44)%      4.39%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                       $28,919    $35,738   $33,310   $27,313     $38,110     $11,626
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                                 0.51%+     0.50%     0.50%     0.50%       0.51%       0.50%
 Net investment income/(4)/                               4.83+      4.78      4.92      5.33        5.27        4.84
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                     16%        49%       84%       56%         55%         45%
=======================================================================================================================

(1) For the six months ended August 31, 2003 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the year ended February 29, 2000.
(4)Effective March 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended February 28, 2002, the change to net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets was less than $0.01, $0.01 and 0.01%, respectively. Per share information, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

    35 Smith Barney Managed Municipals Fund Inc. | 2003 Semi-Annual Report

                                 SMITH BARNEY
                         MANAGED MUNICIPALS FUND INC.



            DIRECTORS               INVESTMENT ADVISER
            Herbert Barg            AND ADMINISTRATOR
            Dwight B. Crane         Smith Barney Fund Management LLC
            Burt N. Dorsett
            R. Jay Gerken, CFA      DISTRIBUTORS
              Chairman              Citigroup Global Markets Inc.
            Elliot S. Jaffe         PFS Distributors, Inc.
            Stephen E. Kaufman
            Joseph J. McCann        CUSTODIAN
            Cornelius C. Rose, Jr.  State Street Bank and
                                      Trust Company
            OFFICERS
            R. Jay Gerken, CFA      TRANSFER AGENT
            President and Chief     Citicorp Trust Bank, fsb.
            Executive Officer       125 Broad Street, 11th Floor
                                    New York, New York 10004
            Lewis E. Daidone
            Senior Vice President   SUB-TRANSFER AGENTS
            and Chief               PFPC Global Fund Services
            Administrative Officer  P.O. Box 9699
                                    Providence, Rhode Island
            Richard L. Peteka       02940-9699
            Chief Financial Officer
            and Treasurer           Primerica Shareholder Services
                                    P.O. Box 9662
            Joseph P. Deane         Providence, Rhode Island
            Vice President and      02940-9662
            Investment Officer

            Christina T. Sydor
            Secretary

            Kaprel Ozsolak
            Controller

   Smith Barney Managed Municipals Fund Inc.





 This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after November 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY MANAGED MUNICIPALS FUND INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10 Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD0435 10/03                                                         03-5511

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

               Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

               Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Managed Municipals Fund Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Managed Municipals Fund Inc.

Date:  October 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Managed Municipals Fund Inc.

Date:  October 29, 2003

By:   /s/ Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Managed Municipals Fund Inc.

Date:  October 29, 2003